United States
Securities and Exchange Commission
Washington, D.C.  20549

Amended Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/08

Date of Reporting Period:  Fiscal year ended 7/31/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Money Market Obligations Trust

ANNUAL SHAREHOLDER REPORT

July 31, 2008

Institutional Capital Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
SHAREHOLDER MEETING RESULTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized Gain (Loss) on Investments		Total From Investment Operations	Distributions From Net Investment Income
Government Obligations Fund
July 31, 2005 [3]	$1.00	0.014	--		0.014	(0.014)
July 31, 2006	$1.00	0.041	--		0.041	(0.041)
July 31, 2007 [5]	$1.00	0.050	--		0.050	(0.050)
July 31, 2008	$1.00	0.035	--		0.035	(0.035)

Municipal Obligations Fund
July 31, 2004	$1.00	0.008	(0.000	) [6]	0.008	(0.008)
July 31, 2005	$1.00	0.017	0.000	[6]	0.017	(0.017)
July 31, 2006	$1.00	0.029	(0.000	) [6]	0.029	(0.029)
July 31, 2007 [5]	$1.00	0.034	0.000	[6]	0.034	(0.034)
July 31, 2008	$1.00	0.028	0.000	[6]	0.028	(0.028)

Prime Cash Obligations Fund
July 31, 2004	$1.00	0.009	--		0.009	(0.009)
July 31, 2005	$1.00	0.021	--		0.021	(0.021)
July 31, 2006	$1.00	0.042	--		0.042	(0.042)
July 31, 2007 [5]	$1.00	0.051	--		0.051	(0.051)
July 31, 2008	$1.00	0.039	--		0.039	(0.039)

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (start of performance) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

6 Represents less than $0.001.

7 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2008 is 0.28% after taking into account these expense reductions.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Distributions From Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Asset Value, End of Period (000 omitted)

--	(0.014)	$1.00	1.38%	0.31%	[4]	2.92%	[4]	0.24%	[4]	$298,625
--	(0.041)	$1.00	4.19%	0.31%		4.17%		0.20%		$377,414
--	(0.050)	$1.00	5.14%	0.31%		5.04%		0.09%		$637,491
--	(0.035)	$1.00	3.54%	0.30%		3.45%		0.09%		$1,128,743

--	(0.008)	$1.00	0.82%	0.30%		0.82%		0.27%		$265,345
--	(0.017)	$1.00	1.71%	0.28%		1.94%		0.28%		$1,061,717
--	(0.029)	$1.00	2.90%	0.28%		2.83%		0.24%		$882,006
--	(0.034)	$1.00	3.46%	0.28%		3.41%		0.12%		$1,012,433
(0.000) [6]	(0.028)	$1.00	2.82%	0.28%	[7]	2.78%		0.12%		$1,156,792

--	(0.009)	$1.00	0.87%	0.30%		0.86%		0.26%		$634,504
--	(0.021)	$1.00	2.16%	0.28%		2.12%		0.26%		$709,195
--	(0.042)	$1.00	4.28%	0.26%		4.21%		0.24%		$987,698
--	(0.051)	$1.00	5.23%	0.28%		5.10%		0.11%		$982,594
--	(0.039)	$1.00	3.99%	0.28%		3.83%		0.11%		$1,495,405

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

Year Ended	Net Asset Value, Beginning of Period	Net Investment Income	Distributions From Net Investment Income	Net Asset Value, End of Period
Prime Management Obligations Fund
July 31, 2005 [3]	$1.00	0.015	(0.015)	$1.00
July 31, 2006	$1.00	0.042	(0.042)	$1.00
July 31, 2007 [5]	$1.00	0.051	(0.051)	$1.00
July 31, 2008	$1.00	0.039	(0.039)	$1.00

Prime Value Obligations Fund
July 31, 2004	$1.00	0.009	(0.009)	$1.00
July 31, 2005	$1.00	0.022	(0.022)	$1.00
July 31, 2006	$1.00	0.042	(0.042)	$1.00
July 31, 2007 [5]	$1.00	0.051	(0.051)	$1.00
July 31, 2008	$1.00	0.039	(0.039)	$1.00

Treasury Obligations Fund
July 31, 2004	$1.00	0.008	(0.008)	$1.00
July 31, 2005	$1.00	0.020	(0.020)	$1.00
July 31, 2006	$1.00	0.040	(0.040)	$1.00
July 31, 2007 [5]	$1.00	0.050	(0.050)	$1.00
July 31, 2008	$1.00	0.029	(0.029)	$1.00

1 Based on net asset value. Total returns for periods of less than one year are not annualized.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown.

3 Reflects operations for the period from January 18, 2005 (date of initial public investment) to July 31, 2005.

4 Computed on an annualized basis.

5 Beginning with the year ended July 31, 2007, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Return [1]	Net Expenses		Net Investment Income		Expense Waiver/ Reimbursement [2]		Net Assets, End of Period (000 omitted)

1.47%	0.23%	[4]	3.00%	[4]	0.35%	[4]	$817,205
4.28%	0.26%		4.18%		0.27%		$734,060
5.25%	0.27%		5.14%		0.15%		$1,180,189
3.95%	0.27%		3.97%		0.15%		$832,279

0.90%	0.29%		0.90%		0.27%		$883,749
2.20%	0.27%		2.19%		0.27%		$1,169,349
4.29%	0.27%		4.28%		0.22%		$1,427,494
5.25%	0.27%		5.14%		0.12%		$2,534,174
3.99%	0.27%		3.70%		0.12%		$4,799,985

0.76%	0.30%		0.75%		0.24%		$871,735
2.02%	0.30%		1.99%		0.24%		$622,744
4.09%	0.30%		4.07%		0.20%		$1,037,466
5.06%	0.30%		4.94%		0.09%		$1,138,133
2.99%	0.30%		2.73%		0.08%		$1,640,798

Shareholder Expense Example

As a shareholder of a Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2008 to July 31, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds' actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 2/1/2008	Ending Account Value 7/31/2008	Expenses Paid During Period [1]
Actual:
Government Obligations Fund	$1,000	$1,012.00	$1.50
Municipal Obligations Fund	$1,000	$1,011.20	$1.40
Prime Cash Obligations Fund	$1,000	$1,014.60	$1.40
Prime Management Obligations Fund	$1,000	$1,014.40	$1.35
Prime Value Obligations Fund	$1,000	$1,014.60	$1.35
Treasury Obligations Fund	$1,000	$1,009.30	$1.50
Hypothetical (assuming a 5% return before expenses):
Government Obligations Fund	$1,000	$1,023.37	$1.51
Municipal Obligations Fund	$1,000	$1,023.47	$1.41
Prime Cash Obligations Fund	$1,000	$1,023.47	$1.41
Prime Management Obligations Fund	$1,000	$1,023.52	$1.36
Prime Value Obligations Fund	$1,000	$1,023.52	$1.36
Treasury Obligations Fund	$1,000	$1,023.37	$1.51

1 Expenses are equal to the Funds' Institutional Capital Shares annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Government Obligations Fund	0.30%
Municipal Obligations Fund	0.28%
Prime Cash Obligations Fund	0.28%
Prime Management Obligations Fund	0.27%
Prime Value Obligations Fund	0.27%
Treasury Obligations Fund	0.30%

Government Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	55.7%
Repurchase Agreements	44.2%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.3%
8-30 Days	16.5%
31-90 Days	14.9%
91-180 Days	3.6%
181 Days or more	12.6%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Government Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		GOVERNMENT AGENCIES--55.7%
$135,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.371%, 8/8/2008	$135,000,000
782,000,000	[2]	Federal Home Loan Bank System Discount Notes, 2.280% - 2.850%, 9/12/2008 - 7/13/2009	774,320,385
8,237,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.750%, 8/1/2008 - 10/30/2008	8,237,424,816
3,083,085,000		Federal Home Loan Bank System Notes, 2.250% - 5.125%, 8/8/2008 - 7/9/2009	3,084,685,392
693,189,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 2.400%, 9/17/2008 - 10/31/2008	690,556,766
1,037,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.386% - 2.639%, 8/8/2008 - 9/26/2008	1,037,046,745
236,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 3.625%, 9/15/2008 - 4/2/2009	236,097,200
1,597,000,000	[2]	Federal National Mortgage Association Discount Notes, 2.090% - 2.770%, 9/10/2008 - 2/2/2009	1,583,694,044
1,054,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.635%, 8/4/2008 - 10/28/2008	1,054,141,821
78,000,000		Federal National Mortgage Association Notes, 6.375%, 6/15/2009	80,324,723
220,313,000	[1]	Housing and Urban Development Floating Rate Notes, 2.991%, 8/1/2008	220,313,000
		TOTAL GOVERNMENT AGENCIES	17,133,604,892
		REPURCHASE AGREEMENTS--44.2%
75,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $75,004,583 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2010 and the market value of those underlying securities was $76,505,417.	75,000,000
870,188,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	870,188,000
432,000,000	[3]	Interest in $650,000,000 joint repurchase agreement 2.18%, dated 7/15/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $651,141,472 on 8/13/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $665,225,379.	432,000,000
300,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.18%, dated 7/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $500,938,611 on 8/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $511,331,142.	300,000,000
210,000,000		Interest in $301,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $301,018,394 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $307,038,763.	210,000,000
100,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $100,006,111 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with maturity at 7/1/2038 and the market value of the underlying security was $102,006,234.	100,000,000
250,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	250,000,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/25/2037 and the market value of those underlying securities was $309,019,742.	300,000,000
395,000,000	[3]	Interest in $790,000,000 joint repurchase agreement 2.18%, dated 7/9/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $791,530,844 on 8/11/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $812,036,917.	395,000,000
500,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,030,556 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $512,909,527.	500,000,000
283,000,000		Interest in $300,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Calyon Securities will repurchase securities provided as collateral for $300,018,417 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2037 and the market value of those underlying securities was $309,018,969.	283,000,000
1,444,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2048 and the market value of those underlying securities was $2,554,149,506.	1,444,000,000
517,000,000	[3]	Interest in $960,000,000 joint repurchase agreement 2.20%, dated 7/1/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $961,760,000 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $990,555,615.	517,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$250,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $250,015,278 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2038 and the market value of those underlying securities was $257,501,905.	$250,000,000
500,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,031,944 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $515,002,295.	500,000,000
714,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	714,000,000
204,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.228%, dated 2/13/2008 under which Greenwich Capital Markets Inc. will repurchase securities provided as collateral for $343,660,525 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $347,823,077.	204,000,000
497,514,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	497,514,000
1,050,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,000,122,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $2,040,005,410.	1,050,000,000
138,000,000		Interest in $188,000,000 joint repurchase agreement 1.94%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $188,010,131 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2031 and the market value of those underlying securities was $191,763,728.	138,000,000
1,964,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which JPMorgan Securities Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $2,550,000,881.	1,964,000,000
300,000,000		Repurchase agreement 2.27%, dated 7/31/2008 under which Lehman Brothers, Inc. will repurchase securities provided as collateral for $300,018,917 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2048 and the market value of those underlying securities was $306,005,146.	300,000,000
590,754,000		Interest in $621,754,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $621,791,996 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2040 and the market value of those underlying securities was $640,407,827.	590,754,000
300,000,000		Repurchase agreement 2.30%, dated 7/31/2008 under which Merrill Lynch Government Securities will repurchase securities provided as collateral for $300,019,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/30/2025 and the market value of those underlying securities was $306,004,269.	300,000,000
333,000,000		Interest in $350,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $350,021,389 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2038 and the market value of those underlying securities was $357,817,608.	333,000,000
874,744,000		Interest in $2,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,122,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,050,683,810.	874,744,000
50,000,000		Interest in $100,000,000 joint repurchase agreement 2.04%, dated 7/31/2008 under which UBS Securities LLC will repurchase security provided as collateral for $100,005,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity at 11/17/2017 and the market value of the underlying security was $102,004,547.	50,000,000
175,000,000		Repurchase agreement 2.20%, dated 7/31/2008 under which Wachovia Securities, Inc. will repurchase securities provided as collateral for $175,010,694 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2037 and the market value of those underlying securities was $178,510,909.	175,000,000
		TOTAL REPURCHASE AGREEMENTS	13,617,200,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [4]	30,750,804,892
		OTHER ASSETS AND LIABILITIES - NET--0.1% [5]	33,042,068
		TOTAL NET ASSETS--100%	$30,783,846,960

1 Floating rate note with current rate and next reset date shown.

2 Discount rate at time of purchase.

3 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

4 Also represents cost for federal tax purposes.

5 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Municipal Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type:	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.0%
Municipal Notes	14.3%
Commercial Paper	4.0%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.1%
8-30 Days	2.1%
31-90 Days	6.4%
91-180 Days	4.5%
181 Days or more	5.2%
Other Assets and Liabilities--Net [2]	(0.3)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Municipal Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.3% [1,2]
		Alabama--1.2%
$4,500,000		Alabama HFA MFH, (Series 2002A: Sterling Pointe Apartments), Weekly VRDNs (Oxford Pointe LP)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	$4,500,000
7,840,000		Alabama HFA MFH, (Series 2003A), Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,840,000
4,190,000		Alabama HFA MFH, (Series 2004A: Phoenix Apartments), Weekly VRDNs (Phoenix Arts LLC)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	4,190,000
5,655,000	[3,4]	Alabama HFA Single Family (PT-4379), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,655,000
5,080,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 3.65% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 9/18/2008	5,080,000
10,000,000		Bridgeport, AL IDB, (Series 1987), Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 2.600%, 8/7/2008	10,000,000
1,195,000		Calhoun County, AL Economic Development Council Weekly VRDNs (Fabarc Steel Co.)/(Regions Bank, Alabama LOC), 2.500%, 8/6/2008	1,195,000
15,000,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 2.470%, 8/6/2008	15,000,000
2,000,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	2,000,000
39,000		Southeast Alabama Gas District (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 2.200%, 8/1/2008	39,000
6,000,000		Stevenson, AL IDB Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/6/2008	6,000,000
		TOTAL	61,499,000
		Alaska--0.3%
10,000,000	[3,4]	Alaska State Housing Finance Corp., MERLOTS (Series 1999D), Weekly VRDNs (Wachovia Bank N.A. LIQ), 2.990%, 8/6/2008	10,000,000
8,795,000	[3,4]	Alaska State Housing Finance Corp., PUTTERs (Series 1398B), Weekly VRDNs (JPMorgan Chase & Co. LIQ), 2.640%, 8/7/2008	8,795,000
		TOTAL	18,795,000
		Arkansas--1.3%
5,630,000		Arkansas Development Finance Authority (Series 1995), Weekly VRDNs (Paco Steel & Engineering Corp.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	5,630,000
16,800,000		Blytheville, AR (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	16,800,000
34,400,000		Blytheville, AR (Series 2002), Weekly VRDNs (Nucor Corp.), 2.350%, 8/6/2008	34,400,000
8,000,000		Crossett, AR (Series 1997), Weekly VRDNs (Bemis Co., Inc.), 2.600%, 8/7/2008	8,000,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994), Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	7,100,000
		TOTAL	71,930,000
		California--1.1%
8,500,000		California Enterprise Development Authority (Series 2007), Weekly VRDNs (Alvarado Street Bakery)/(Comerica Bank LOC), 2.360%, 8/7/2008	8,500,000
825,000		California PCFA (Series 1997A), Weekly VRDNs (West Valley MRF LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	825,000
515,000		California PCFA (Series 1998A), Weekly VRDNs (Santa Clara Valley Industries LLC)/(Comerica Bank LOC), 2.420%, 8/6/2008	515,000
1,465,000		California PCFA, (Series 1999B), Weekly VRDNs (GreenWaste Recovery, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	1,465,000
3,730,000		California PCFA (Series 2000A), Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 2.420%, 8/6/2008	3,730,000
1,550,000		California PCFA (Series 2001), Weekly VRDNs (Bos Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	1,550,000
6,815,000		California PCFA (Series 2001), Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland, Utrecht LOC), 2.370%, 8/7/2008	6,815,000
5,000,000		California PCFA (Series 2001A), Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	5,000,000
2,940,000		California PCFA (Series 2002), Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,940,000
8,000,000		California PCFA (Series 2003), Weekly VRDNs (B & B Dairy, LLC)/(Key Bank, N.A. LOC), 2.370%, 8/7/2008	8,000,000
2,000,000		California PCFA (Series 2003), Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(Bank of America N.A. LOC), 2.370%, 8/7/2008	2,000,000
2,350,000		California PCFA (Series 2003: JDS Ranch), Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,350,000
2,000,000		California PCFA (Series 2004), Weekly VRDNs (A & M Farms)/(Wachovia Bank N.A. LOC), 2.370%, 8/7/2008	2,000,000
3,440,000		California PCFA (Series 2007A), Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank of California, N.A. LOC), 2.420%, 8/6/2008	3,440,000
2,800,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	2,800,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$2,185,000		California Statewide Communities Development Authority (Series 1996-H), Weekly VRDNs (Levecke LLC)/(City National Bank LOC), 2.550%, 8/6/2008	$2,185,000
4,625,000		California Statewide Communities Development Authority (Series 2006), Weekly VRDNs (Gateway Circle LLC)/(Key Bank, N.A. LOC), 2.360%, 8/7/2008	4,625,000
		TOTAL	58,740,000
		Colorado--1.1%
13,300,000		Collegeinvest, CO (Senior 2008 Series I-A), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.340%, 8/7/2008	13,300,000
48,000,000		Denver, CO City & County Department of Aviation, Airport System Revenue Bonds (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.300%, 8/6/2008	48,000,000
		TOTAL	61,300,000
		Connecticut--0.1%
1,700,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 2.100%, 8/6/2008	1,700,000
4,600,000		Connecticut Development Authority (Series 1999), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	4,600,000
		TOTAL	6,300,000
		Delaware--2.6%
58,000,000		Delaware EDA (Series B), Daily VRDNs (Motiva Enterprises LLC), 2.350%, 8/1/2008	58,000,000
81,000,000		Delaware EDA (Series D), Daily VRDNs (Motiva Enterprises LLC), 2.250%, 8/1/2008	81,000,000
		TOTAL	139,000,000
		District of Columbia--1.7%
20,000,000	[3,4]	District of Columbia HFA (PT-4575), Weekly VRDNs (Cavalier Apartments LP)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	20,000,000
44,330,000		District of Columbia HFA, SFM Revenue Bonds Draw Down (Series 2005), 2.4206% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 12/22/2008	44,330,000
3,500,000		District of Columbia (Series 2007), Weekly VRDNs (American Immigration Lawyers Association)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	3,500,000
20,000,000		District of Columbia, 4.00% TRANs, 9/30/2008	20,028,423
4,035,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505), Weekly VRDNs (Deutsche Bank AG LIQ), 2.310%, 8/7/2008	4,035,000
		TOTAL	91,893,423
		Florida--2.7%
20,720,000		Broward County, FL School District, COP (Series 2004D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	20,720,000
14,000,000		Citizens Property Insurance Corp. FL (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	14,227,620
7,250,000	[3,4]	Escambia County, FL, HFA (Series 2004 FR/RI-L12), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	7,250,000
5,500,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O), Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 2.280%, 8/6/2008	5,500,000
630,000	[3,4]	Florida State Board of Education, P-Floats (Series EC-1049), VRDNs (Florida State)/(Merrill Lynch & Co., Inc. LIQ), 2.500%, 8/7/2008	630,000
9,000,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/(GTD by Textron Inc.), 3.400%, 8/6/2008	9,000,000
7,835,000	[3,4]	Hillsborough County, FL Aviation Authority (MT-126), Weekly VRDNs (Tampa International Airport)/(GTD by BH Finance LLC)/(Svenska Handelsbanken, Stockholm LIQ), 2.290%, 8/7/2008	7,835,000
5,000,000	[3,4]	Jacksonville, FL HFA, PUTTERs (Series 2360), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	5,000,000
5,000,000	[3,4]	Miami-Dade County, FL, Aviation Eagles (Series 2007-0073), Weekly VRDNs (Assured Guaranty Corp., Berkshire Hathaway Assurance Corp. INS) and Landesbank Hessen-Thueringen LIQs), 2.330%, 8/7/2008	5,000,000
65,700,000		St. Lucie County, FL, Solid Waste Disposal (Series 2003), Daily VRDNs (Florida Power & Light Co.), 2.200%, 8/1/2008	65,700,000
		TOTAL	140,862,620
		Georgia--4.8%
50,000,000		Atlanta, GA Water & Wastewater (Series 2001 B), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.400%, 8/7/2008	50,000,000
18,030,000		Atlanta, GA Water & Wastewater (Series 2001 C), Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.400%, 8/1/2008	18,030,000
28,800,000		Atlanta, GA, Urban Residential Finance Authority (Series 2004A), Weekly VRDNs (Commons R-2 LLC)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	28,800,000
3,000,000		Atlanta, GA, Urban Residential Finance Authority (Series 2006), Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	3,000,000
5,400,000		Bulloch County, GA Development Authority (Series 1999), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 2.540%, 8/7/2008	5,400,000
1,000,000		Cobb County, GA Development Authority (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	1,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Georgia--continued
$8,000,000		Cobb County, GA Housing Authority (Series 2003), Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 2.320%, 8/7/2008	$8,000,000
4,000,000		DeKalb County, GA MFH Authority (Series 2004), Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 2.340%, 8/7/2008	4,000,000
43,300,000		Floyd County, GA, Development Authority PCRB (First Series 2008), Daily VRDNs (Georgia Power Co.), 2.450%, 8/1/2008	43,300,000
1,950,000		Forsyth County, GA, Development Authority (Series 2002), Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	1,950,000
16,000,000		Fulton County, GA, Development Authority (Series 2004), Weekly VRDNs (Hidden Creste Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	16,000,000
18,000,000		Fulton County, GA, Housing Authority (Series 1999), Weekly VRDNs (Walton Falls Apartments)/(Wachovia Bank N.A. LOC), 2.250%, 8/7/2008	18,000,000
4,500,000		Gainesville and Hall County, GA, Development Authority (Series 2002), Weekly VRDNs (Fieldale Farms Corp.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	4,500,000
10,000,000		Gordon County, GA, Development Authority (Series 2007), Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Wachovia Bank N.A. LOC), 2.290%, 8/7/2008	10,000,000
13,700,000		Gwinnett County, GA, Housing Authority (Series 2006), Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 2.340%, 8/7/2008	13,700,000
20,710,000		Kennesaw, GA, Development Authority (Series 2004), Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 2.290%, 8/7/2008	20,710,000
10,750,000		Savannah, GA, EDA (Series 1995A), Weekly VRDNs (Home Depot, Inc.), 3.850%, 8/6/2008	10,750,000
		TOTAL	257,140,000
		Idaho--1.0%
9,465,000		Boise, ID, Housing Authority (Series 2002B), Weekly VRDNs (Civic Plaza LP)/(Key Bank, N.A. LOC), 2.500%, 8/6/2008	9,465,000
26,000,000	[3,4]	Idaho Health Facilities Authority, Term Tender Custodial Receipts (Series 2008W), 2.40% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 1/9/2009	26,017,772
15,500,000		Idaho State, 3.00% TANs, 6/30/2009	15,677,816
		TOTAL	51,160,588
		Illinois--2.2%
2,920,000		Aurora City, IL (Series 2000), Weekly VRDNs (Cleveland Hardware & Forging Co.)/(Fifth Third Bank, Cincinnati LOC), 2.610%, 8/7/2008	2,920,000
5,600,000		Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments), Weekly VRDNs (RPA LP)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,600,000
7,810,000	[3,4]	Chicago, IL O'Hare International Airport, ROCs (Series 239), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.820%, 8/7/2008	7,810,000
4,495,000	[3,4]	Chicago, IL SFM, RBC Floater Certificate (Series S-1), Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 2.370%, 8/7/2008	4,495,000
1,105,000		Chicago, IL (Series 1999 IDRB), Weekly VRDNs (Ade, Inc.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	1,105,000
10,500,000		Chicago, IL, Chicago Midway Airport Special Facility Revenue Bonds (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	10,500,000
465,000		Galva, IL (Series 1999), Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	465,000
3,530,000		Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.430%, 8/6/2008	3,530,000
1,200,000		Illinois Development Finance Authority IDB (Series 1995), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/7/2008	1,200,000
4,490,000		Illinois Development Finance Authority IDB (Series 1998), Weekly VRDNs (Lakeview Partners I LP)/(LaSalle Bank, N.A. LOC), 2.390%, 8/7/2008	4,490,000
4,925,000		Illinois Development Finance Authority IDB (Series 2001), Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(LaSalle Bank, N.A. LOC), 2.400%, 8/7/2008	4,925,000
2,860,000		Illinois Development Finance Authority (Series 2001), Weekly VRDNs (Mangel BG Investments LLC)/(LaSalle Bank, N.A. LOC), 2.340%, 8/6/2008	2,860,000
7,500,000		Illinois Finance Authority (Series 2007), Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 2.440%, 8/7/2008	7,500,000
8,340,000		Illinois Housing Development Authority (2007 Subseries H-2), 3.48% TOBs, Mandatory Tender 10/1/2008	8,340,000
8,500,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	8,500,000
41,710,000		Illinois State Toll Highway Authority (2008 Series A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/7/2008	41,710,000
		TOTAL	115,950,000
		Indiana--6.8%
16,900,000		Hamilton Southeastern, IN School Corp., 2.00% TANs, 12/31/2008	16,924,163
880,000		Huntington, IN (Series 1999), Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	880,000
8,000,000		Indiana Development Finance Authority (Series 2005), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
10,000,000	[3,4]	Indiana Health & Educational Facility Financing Authority, Term Tender Custodial Receipts (Series 2008-P), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,005,077
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Indiana--continued
$6,180,000		Indiana State Finance Authority (Environmental Improvement Bonds)/(Series 2006A), Weekly VRDNs (IB & B LLC)/(Harris, N.A. LOC), 2.520%, 8/7/2008	$6,180,000
75,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-1), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.730%, 8/6/2008	75,000,000
12,500,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-2), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	12,500,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-3), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.550%, 8/6/2008	25,000,000
9,750,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-4), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.600%, 8/6/2008	9,750,000
20,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-5), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 2.700%, 8/6/2008	20,000,000
25,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Subseries 2008C-7), Weekly VRDNs (Indianapolis Airport Authority)/(FSA INS)/(Dexia Credit Local LIQ), 3.000%, 8/6/2008	25,000,000
39,350,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank, EDFA Municipal Trust (Series 2008-45), Weekly VRDNs (Indianapolis, IN Waterworks Department)/(DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.540%, 8/7/2008	39,350,000
5,135,000	[3,4]	Indianapolis, IN Local Public Improvement Bond Bank (PT-731), Weekly VRDNs (Indianapolis, IN Airport Authority)/(FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 2.520%, 8/7/2008	5,135,000
3,400,000		Indianapolis, IN (Series 1999), Weekly VRDNs (Chip Ganassi Racing Teams)/(National City Bank LOC), 3.100%, 8/7/2008	3,400,000
5,000,000		Jasper County, IN, EDA (Series 2000), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	5,000,000
4,035,000		Jasper County, IN, EDA (Series 2005), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	4,035,000
6,500,000		Jasper County, IN, EDA (Series 2006), Weekly VRDNs (T & M LP)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,500,000
1,190,000		Kendallville, IN (Series 1995), Weekly VRDNs (Rivnut Real Estate, Ltd.)/(National City Bank LOC), 3.250%, 8/7/2008	1,190,000
13,000,000		Lafayette, IN School Corp., 3.75% TANs, 12/31/2008	13,023,506
6,000,000		Logansport, IN (Series 2006), Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 2.320%, 8/7/2008	6,000,000
6,300,000		Northwest Allen County, IN Schools, 3.00% TANs, 12/31/2008	6,310,303
8,000,000		Vigo County, IN (Series 2003), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	8,000,000
9,200,000		Whiting, IN, Environmental Facilities Revenue (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	9,200,000
10,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002B), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	10,000,000
8,000,000		Whiting, IN, Environmental Facilities Revenue (Series 2002C), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	8,000,000
22,700,000		Whiting, IN Environmental Facilities Revenue, (Series 2003), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
1,800,000		Whitley County, IN (Series 1999), Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	1,800,000
		TOTAL	358,883,049
		Iowa--0.7%
5,300,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	5,300,000
6,000,000		Iowa Finance Authority (Series 2007), Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland, Utrecht LOC), 2.440%, 8/7/2008	6,000,000
22,725,000		Iowa Finance Authority (Subseries 2005A-2), Weekly VRDNs (Iowa Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.450%, 8/6/2008	22,725,000
5,350,000	[3,4]	Iowa Finance Authority, Term Tender Custodial Receipts (Series 2008R), 2.60% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	5,352,711
		TOTAL	39,377,711
		Kansas--0.7%
8,956,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2005-13), Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/ (State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	8,956,000
6,000,000		Dodge City, KS, IDA (Series 2000), Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	6,000,000
9,285,000		Kansas Development Finance Authority (Series 2004B), Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 2.500%, 8/7/2008	9,285,000
10,000,000		Lenexa, KS, MFH (Series 2007), Weekly VRDNs (Heather Glen Apartments)/(Bank of America N.A. LOC), 2.440%, 8/7/2008	10,000,000
3,666,500	[3,4]	Sedgwick & Shawnee Counties, KS, Floater Certificates (Series 2006-1670), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	3,666,500
		TOTAL	37,907,500
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Kentucky--1.6%
$8,500,000		Boyd County, KY (Series 2003), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	$8,500,000
9,500,000		Graves County, KY (Series 1988), Weekly VRDNs (Seaboard Farms)/(U.S. Bank, N.A. LOC), 2.500%, 8/7/2008	9,500,000
2,405,000		Henderson, KY, IDRB (Series 1998), Weekly VRDNs (Vincent Industrial Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.350%, 8/7/2008	2,405,000
5,500,000		Hopkinsville, KY (Series 2007A), Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,500,000
390,000		Jefferson County, KY (Series 1995), Weekly VRDNs (Derby Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.230%, 8/7/2008	390,000
1,822,000		Kenton County, KY (Series 1999), Weekly VRDNs (Packaging Unlimited of Northern Kentucky, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	1,822,000
41,700,000		Kentucky Higher Education Student Loan Corp., (Senior Series 2008A-2), Weekly VRDNs (Bank of America N.A. and State Street Bank and Trust Co. LOCs), 2.400%, 8/6/2008	41,700,000
5,740,000		Maysville, KY (Series 1996), Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	5,740,000
1,510,000		Paris, KY Weekly VRDNs (Monessen Holdings LLC)/(Key Bank, N.A. LOC), 2.540%, 8/7/2008	1,510,000
8,000,000		Shelbyville, KY (Series 2008A), Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	8,000,000
		TOTAL	85,067,000
		Louisiana--2.7%
22,000,000		Calcasieu Parish, LA, IDB (Series 1996), Daily VRDNs (CITGO Petroleum Corp.)/(Natixis LOC), 2.300%, 8/1/2008	22,000,000
3,667,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2005-11), Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	3,667,000
10,635,000	[3,4]	East Baton Rouge, LA, Mortgage Finance Authority (Series 2006 FR/RI-P2U), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.350%, 8/6/2008	10,635,000
5,000,000		Lake Charles, LA Harbor & Terminal District (Series 1995A), Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 2.390%, 8/7/2008	5,000,000
25,000,000		Lake Charles, LA Harbor & Terminal District (Series 2008), 2.25% TOBs (Lake Charles Cogeneration LLC)/(Rabobank Nederland, Utrecht INV), Mandatory Tender 3/15/2009	25,000,000
4,680,000		Louisiana HFA (Series 2007), Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 2.290%, 8/7/2008	4,680,000
12,295,000	[3,4]	Louisiana HFA, Floater Certificates (Series 2006-2142), Weekly VRDNs (GNMA COL)/(Morgan Stanley LIQ), 2.390%, 8/7/2008	12,295,000
30,550,000		Louisiana Public Facilities Authority (Series 2005), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	30,550,000
21,100,000		Louisiana Public Facilities Authority (Series 2007A), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	21,100,000
7,500,000		Port of New Orleans, LA Board of Commissioners (Series 2002), Weekly VRDNs (New Orleans Cold Storage)/(Whitney National Bank LOC), 2.550%, 8/7/2008	7,500,000
		TOTAL	142,427,000
		Maine--0.3%
15,400,000		Maine State Housing Authority, Mortgage Purchase Bonds (2007 Series F), 3.85% TOBs, Mandatory Tender 9/22/2008	15,400,000
		Maryland--0.4%
3,130,000	[3,4]	Maryland Community Development Administration - Residential Revenue (Series 2004 FR/RI-L59J), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	3,130,000
5,000,000		Maryland Community Development Administration - Residential Revenue (Series 2007L), 3.37% BANs, 12/15/2008	5,000,000
5,850,000		Maryland IDFA (Series 1999), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	5,850,000
7,730,000	[3,4]	Northeast MD Waste Disposal Authority (PT-766), Weekly VRDNs (GTD by BH Finance LLC)/(GTD by Landesbank Hessen-Thueringen LIQ), 2.290%, 8/7/2008	7,730,000
		TOTAL	21,710,000
		Massachusetts--0.9%
10,000,000		Massachusetts Development Finance Agency (Series 2004), 1.75% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/7/2008	10,000,000
4,500,000		Massachusetts IFA (Series 1997), Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 2.500%, 8/7/2008	4,500,000
10,000,000		Massachusetts School Building Authority (Series A), 1.45% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/7/2008	10,000,000
13,705,000		Massachusetts State Development Finance Agency (Series 2005A), Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.680%, 8/6/2008	13,705,000
10,000,000		Revere, MA, 3.40% BANs, 8/25/2008	10,002,569
		TOTAL	48,207,569
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Michigan--2.8%
$5,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008H), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	$5,002,227
15,000,000	[3,4]	Michigan State Hospital Finance Authority, Term Tender Custodial Receipts (Series 2008I), 2.85% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 11/19/2008	15,006,569
61,300,000		Michigan State (Series A), 4.00% TRANs (DePfa Bank PLC LOC), 9/30/2008	61,404,920
65,000,000		Michigan Strategic Fund (Series 2007), Daily VRDNs (Air Products & Chemicals, Inc.), 2.400%, 8/1/2008	65,000,000
		TOTAL	146,413,716
		Minnesota--1.0%
2,200,000		Coon Rapids, MN (Series 1999), Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,200,000
6,440,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 2.590%, 8/6/2008	6,440,000
450,000		Minneapolis, MN, IDA (Series 1999), Weekly VRDNs (Viking Materials, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	450,000
5,000,000		Minnesota State HFA (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/7/2008	5,000,000
3,075,000		Northfield, MN (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	3,075,000
16,000,000		Ramsey County, MN Housing and Redevelopment Authority (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	16,000,000
11,000,000		St. Anthony, MN (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	11,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority (Series 2006A), Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 2.450%, 8/1/2008	4,820,000
2,250,000		White Bear Lake, MN (Series 1999), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	2,250,000
4,000,000		White Bear Lake, MN (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 2.500%, 8/1/2008	4,000,000
		TOTAL	55,235,000
		Mississippi--1.0%
12,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2005-16), Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	12,000,000
1,650,000		Mississippi Business Finance Corp., (Series 1999), VRDNs (Polks Meat Products, Inc.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,650,000
2,420,000		Mississippi Business Finance Corp., (Series 2000A), Weekly VRDNs (TT&W Farm Products, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,420,000
3,010,000		Mississippi Business Finance Corp., (Series 2001), Weekly VRDNs (Silver Creek Gin Co.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	3,010,000
2,725,000		Mississippi Business Finance Corp., (Series 2004), Weekly VRDNs (Mill Creek Gin, Inc.)/(Regions Bank, Alabama LOC), 2.340%, 8/7/2008	2,725,000
9,800,000		Mississippi Home Corp., (Series 1999C), Weekly VRDNs (Summer Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,800,000
7,400,000		Mississippi Home Corp., (Series 2004-6), Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 2.290%, 8/7/2008	7,400,000
5,885,000		Mississippi Home Corp., (Series 2006-1), Weekly VRDNs (Terrace Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	5,885,000
9,790,000		Mississippi Home Corp., (Series 2006-2), Weekly VRDNs (Bradford Park Apartments)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	9,790,000
		TOTAL	54,680,000
		Missouri--3.4%
10,000,000		Buchanan County, MO Solid Waste Disposal Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
24,633,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Missouri-AMT)/(Series 2005-14), Weekly VRDNs (Missouri State Housing Development Commission)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	24,633,000
4,000,000		Missouri Development Finance Board (Series 2007), Weekly VRDNs (Kopytek Printing)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	4,000,000
55,000,000	[3,4]	Missouri Higher Education Loan Authority, DFA Municipal Trust Certificates (Series 2008-40), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	55,000,000
23,000,000		Missouri State HEFA (Subseries 2005A-2), Weekly VRDNs (SSM Healthcare)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	23,000,000
4,485,000	[3,4]	Missouri State Housing Development Commission, PUTTERs (Series 1514), Weekly VRDNs (GNMA COL)/(JPMorgan Chase & Co. LIQ), 2.490%, 8/7/2008	4,485,000
27,031,800		Missouri State Housing Development Commission, SFM Revenue Refunding Bonds Draw Down (Series 2007A), 2.216% TOBs (Natixis Funding Corp. INV), Mandatory Tender 3/1/2009	27,031,800
26,000,000		Southwest City, MO, IDA (Series 2005), Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	26,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Missouri--continued
$855,000		St. Louis, MO, IDA (Series 1997), Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 2.690%, 8/7/2008	$855,000
3,480,000		St. Louis, MO, IDA (Series 2005A), Weekly VRDNs (C.R. Metal Products)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.440%, 8/7/2008	3,480,000
		TOTAL	178,484,800
		Montana--0.9%
37,700,000		Montana State Board of Investments (Series 1989), 2.30% TOBs (Colstrip Energy LP)/(Union Bank of California, N.A. LOC), Optional Tender 5/29/2009	37,700,000
4,355,000	[3,4]	Montana State Board of Housing (PA-1406), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	4,355,000
4,400,000	[3,4]	Montana State Board of Housing (Series 2004 FR/RI-L6), Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.380%, 8/6/2008	4,400,000
2,075,000	[3,4]	Montana State Board of Housing, Variable Certificates (Series 2002L), Weekly VRDNs (Bank of America N.A. LIQ), 2.420%, 8/7/2008	2,075,000
		TOTAL	48,530,000
		Multi State--2.9%
72,319,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2005-15), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	72,319,000
13,054,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-40) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	13,054,000
27,990,606	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-51), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	27,990,606
14,045,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2007-52), Weekly VRDNs (State Street Bank and Trust Co. LIQ), 2.390%, 8/7/2008	14,045,000
24,965,000		FHLMC (Series M015-A), Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 2.390%, 8/7/2008	24,965,000
495,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002), VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.250%, 8/7/2008	495,000
		TOTAL	152,868,606
		Nebraska--0.6%
2,650,000		Douglas County, NE (Series 1997), Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	2,650,000
600,000		Douglas County, NE (Series 2000), Weekly VRDNs (Majors Plastics, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	600,000
12,500,000		Nebraska Investment Finance Authority (2008 Series B), Weekly VRDNs (FHLB of Topeka LIQ), 2.350%, 8/6/2008	12,500,000
2,000,000		Nebraska Investment Finance Authority (Series 2005), Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority (Series 2006A), Weekly VRDNs (Amberwood, LLC)/(GNMA COL)/(Wachovia Bank N.A. LIQ), 2.530%, 8/7/2008	10,720,000
5,700,000		Stanton County, NE (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,700,000
		TOTAL	34,170,000
		Nevada--4.5%
66,000,000		Clark County, NV Airport System (Series 2008F), 3.00% BANs, 7/1/2009	66,624,381
80,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008A-1), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	80,000,000
7,140,000		Clark County, NV (Series 1997A), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,140,000
7,535,000		Clark County, NV (Series 1998), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	7,535,000
32,605,000		Clark County, NV (Series 2008A: Airport Bonds), Weekly VRDNs (Landesbank Baden-Wuerttemberg LIQ), 2.280%, 8/6/2008	32,605,000
20,000,000		Director of the State of Nevada Department of Business and Industry Weekly VRDNs (Republic Services, Inc.), 2.650%, 8/7/2008	20,000,000
10,000,000		Director of the State of Nevada Department of Business and Industry (Series 2007), Weekly VRDNs (LVE Energy Partners LLC)/(Sumitomo Mitsui Banking Corp. LOC), 2.650%, 8/7/2008	10,000,000
16,500,000		Nevada Housing Division (Series 2004), Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 2.350%, 8/7/2008	16,500,000
		TOTAL	240,404,381
		New Hampshire--0.6%
995,000		New Hampshire Business Finance Authority (Series A), Weekly VRDNs (Upper Valley Press)/(Key Bank, N.A. LOC), 2.410%, 8/6/2008	995,000
30,000,000		New Hampshire Business Finance Authority, PCRB (1990 Series A), 1.80% CP (New England Power Co.), Mandatory Tender 9/10/2008	30,000,000
		TOTAL	30,995,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New Jersey--0.7%
$6,587,730		Beachwood, NJ, 4.00% BANs, 8/29/2008	$6,588,746
6,700,000		Bernards Township, NJ, 3.60% BANs, 10/31/2008	6,702,730
7,914,800		Secaucus, NJ, 3.00% BANs, 1/16/2009	7,925,394
15,000,000		Woodbridge Township, NJ, 2.50% BANs, 7/3/2009	15,108,533
		TOTAL	36,325,403
		New Mexico--1.7%
1,180,000		Albuquerque, NM (Series 1996), Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	1,180,000
3,930,000		Albuquerque, NM (Series 1999), Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.340%, 8/7/2008	3,930,000
2,400,000		Los Lunas Village, NM (Series 1998), Weekly VRDNs (Wall Colmonoy Corp.)/(LaSalle Bank Midwest, N.A. LOC), 2.600%, 8/6/2008	2,400,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-1), Weekly VRDNs (Bank of America N.A. LOC), 2.400%, 8/6/2008	25,000,000
25,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2), Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 2.300%, 8/6/2008	25,000,000
10,000,000		New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-3), Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 2.300%, 8/6/2008	10,000,000
21,798,343		New Mexico Mortgage Finance Authority (Draw Down Issue 2008), 2.46% TOBs (Trinity Plus Funding Co. LLC INV), Mandatory Tender 10/1/2008	21,798,343
2,080,000	[3,4]	New Mexico Mortgage Finance Authority, MERLOTS 2001 A66, 2.15% TOBs (GNMA COL) (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,080,000
		TOTAL	91,388,343
		New York--8.1%
17,845,000	[3,4]	Hempstead, NY IDA, ROCs (Series 737CE), Weekly VRDNs (Park Lake Residences LP)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	17,845,000
224,915,000		Metropolitan Transportation Authority, NY (Series 2008A), Weekly VRDNs (MTA Dedicated Tax Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.670%, 8/7/2008	224,915,000
7,820,000	[3,4]	Nassau County, NY, IDA, ROCs (Series 738CE), Weekly VRDNs (Mill River Residences)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 2.370%, 8/7/2008	7,820,000
4,600,000		New Rochelle, NY, IDA (Series 2006: West End Phase I Facility), Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 2.390%, 8/7/2008	4,600,000
25,000,000		New York City, NY Municipal Water Finance Authority (Series 6), 1.70% CP, Mandatory Tender 8/6/2008	25,000,000
23,300,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2B), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 2.350%, 8/7/2008	23,300,000
22,000,000		New York State HFA (Series 2002A: 271 West 47th Street), Weekly VRDNs (Biltmore Tower LLC)/(FNMA LOC), 2.200%, 8/6/2008	22,000,000
4,925,000		Rockland County, NY, IDA (Series 2005A), Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 2.440%, 8/7/2008	4,925,000
15,000,000		Suffolk County, NY (Series 2007-II), 3.60% TANs, 9/11/2008	15,004,904
87,155,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 2.670%, 8/6/2008	87,155,000
		TOTAL	432,564,904
		North Carolina--3.9%
3,000,000		Montgomery County, NC Industrial Facilities & PCFA (Series 2000), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	3,000,000
7,700,000		North Carolina Capital Facilities Finance Agency (Series 2004), Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 2.270%, 8/1/2008	7,700,000
10,000,000		North Carolina Capital Facilities Finance Agency (Series 2007), Weekly VRDNs (Republic Services, Inc.), 3.850%, 8/6/2008	10,000,000
10,030,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20), 2.35% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	10,030,000
85,000,000		Raleigh & Durham, NC, Airport Authority (Series 2008A), Weekly VRDNs (Bank of America N.A. LIQ), 2.400%, 8/7/2008	85,000,000
61,750,000		Raleigh & Durham, NC, Airport Authority (Series 2008B), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.200%, 8/7/2008	61,750,000
30,855,000		Sampson County, NC Industrial Facilities and PCFA (Series 2001), Weekly VRDNs (Sampson County Disposal, Inc.)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	30,855,000
		TOTAL	208,335,000
		North Dakota--0.2%
11,745,000		Richland County, ND Solid Waste Disposal (Series 2002), Weekly VRDNs (Minn-Dak Farmers Cooperative)/(Wells Fargo Bank, N.A. LOC), 2.390%, 8/7/2008	11,745,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--3.0%
$10,000,000		Cleveland, OH Airport System (Series A), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	$10,000,000
6,000,000		Cleveland, OH Airport System (Series C), Weekly VRDNs (Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	6,000,000
12,625,000		Cleveland, OH Airport System (Series E), Weekly VRDNs (KBC Bank N.V. LOC), 2.220%, 8/7/2008	12,625,000
65,045,000		Cleveland, OH Waterworks (Series 2004-M), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.510%, 8/7/2008	65,045,000
10,000,000	[3,4]	Franklin County, OH, Term Tender Custodial Receipts (Series 2008N), 2.55% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 12/4/2008	10,003,340
6,250,000		Medina County, OH (Series 1998), Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	6,250,000
13,000,000	[3,4]	Montgomery County, OH, Term Tender Custodial Receipts (Series 2008D), 3.00% TOBs (Miami (OH) Valley Hospital), Mandatory Tender 11/21/2008	13,007,836
24,000,000	[3,4]	Ohio HFA, MERLOTS (Series 2008-C45), 2.34% TOBs (GNMA COL)/(Wachovia Bank N.A. LIQ), Optional Tender 5/27/2009	24,000,000
10,050,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996), Weekly VRDNs (Newark Group Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.500%, 8/7/2008	10,050,000
3,060,000		Stark County, OH IDRB Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 3.100%, 8/7/2008	3,060,000
		TOTAL	160,041,176
		Oklahoma--2.0%
5,200,000		Blaine County, OK, IDA (Series 2000), Weekly VRDNs (Seaboard Farms)/(SunTrust Bank LOC), 2.350%, 8/6/2008	5,200,000
5,650,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 2.700%, 8/7/2008	5,650,000
15,446,089	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2004-3), Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 2.360%, 8/7/2008	15,446,089
9,000,000		Oklahoma Development Finance Authority (Series 2002), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	9,000,000
2,500,000		Oklahoma Development Finance Authority (Series 2002B), Weekly VRDNs (ConocoPhillips), 2.220%, 8/6/2008	2,500,000
19,200,000		Oklahoma Development Finance Authority (Series 2003), Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 2.220%, 8/6/2008	19,200,000
13,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Floating Certificates (Series 2008-08), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	13,000,000
15,000,000	[3,4]	Oklahoma Student Loan Authority, DFA Municipal Trust (Series 2008-10), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	15,000,000
20,215,000		Tulsa, OK Airport Improvement Trust (Series 2007C: Tulsa International Airport), Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 2.350%, 8/7/2008	20,215,000
		TOTAL	105,211,089
		Oregon--1.7%
1,000,000		Oregon State EDRB (Series CXLVII), Weekly VRDNs (Toyo Tanso USA, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 2.650%, 8/7/2008	1,000,000
30,000,000		Oregon State (Series 2008A), 3.00% TANs, 6/30/2009	30,349,650
12,665,000	[3,4]	Oregon State, Elderly and Disabled Housing (PT-4105), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.300%, 8/7/2008	12,665,000
1,900,000		Oregon State, Veterans' Welfare Bonds (Series 89B), Daily VRDNs (Dexia Credit Local LIQ), 2.200%, 8/1/2008	1,900,000
10,000,000		Port of Morrow, OR (Series 2001A), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
10,000,000		Port of Morrow, OR (Series 2001C), Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	10,000,000
9,900,000		Port of Portland, OR Airport, (Subseries 18A), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.350%, 8/6/2008	9,900,000
12,000,000		Port of Portland, OR Airport, (Subseries 18B), Weekly VRDNs (Portland International Airport)/(Lloyds TSB Bank PLC, London LOC), 2.400%, 8/6/2008	12,000,000
		TOTAL	87,814,650
		Pennsylvania--0.9%
10,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004A), Weekly VRDNs (Sunoco, Inc.), 2.575%, 8/6/2008	10,000,000
2,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B), Weekly VRDNs (Sunoco, Inc.), 2.320%, 8/6/2008	2,500,000
25,200,000		Pennsylvania State Higher Education Assistance Agency (Series 2002 A), Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 2.650%, 8/7/2008	25,200,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Term Tender Custodial Receipts (Series 2008-C), 2.95% TOBs (University of Pennsylvania Health System), Mandatory Tender 11/18/2008	10,004,351
275,000		Philadelphia, PA Gas Works (Sixth Series 1998 General Ordinance), Weekly VRDNs (FSA INS)/(Bank of Nova Scotia, Toronto, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LIQs), 2.550%, 8/7/2008	275,000
		TOTAL	47,979,351
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Rhode Island--0.2%
$3,220,000		Rhode Island Industrial Facilities Corp., (Series 2001), Weekly VRDNs (Interplex Industries, Inc.)/(Key Bank, N.A. LOC), 2.440%, 8/7/2008	$3,220,000
7,530,000		Warwick, RI Housing Authority (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 2.250%, 8/1/2008	7,530,000
		TOTAL	10,750,000
		South Carolina--2.7%
10,000,000		Berkeley County, SC IDB (Series 1996A), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	10,000,000
5,600,000		Berkeley County, SC IDB (Series 1997), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	5,600,000
24,800,000		Berkeley County, SC IDB (Series 1998), Weekly VRDNs (Nucor Corp.), 2.250%, 8/6/2008	24,800,000
11,000,000		Piedmont Municipal Power Agency, SC (Series 2008C), Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 2.200%, 8/7/2008	11,000,000
15,000,000		South Carolina Jobs-EDA (Series 2008), Weekly VRDNs (Waste Management of South Carolina, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	15,000,000
53,225,000		South Carolina Jobs-EDA (Series 2008A), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	53,225,000
5,745,000		South Carolina State Housing Finance & Development Authority (Series 2006), Weekly VRDNs (Rocky Creek Apartments)/(Wachovia Bank N.A. LOC), 2.270%, 8/7/2008	5,745,000
14,600,000		South Carolina State Housing Finance & Development Authority (Series 2007B), 3.87% BANs, 9/2/2008	14,600,000
2,010,000	[3,4]	South Carolina State Housing Finance & Development Authority, ROCs (Series 398), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.470%, 8/7/2008	2,010,000
		TOTAL	141,980,000
		South Dakota--0.9%
9,850,000		Marshall County, SD (Series 2007), Weekly VRDNs (Veblen East Dairy LP)/(Wells Fargo Bank, N.A. LOC), 2.440%, 8/7/2008	9,850,000
4,000,000		South Dakota Housing Development Authority (2003 Series F), Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 2.400%, 8/7/2008	4,000,000
6,745,000	[3,4]	South Dakota Housing Development Authority (PA-1436), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 12/11/2008	6,745,000
26,000,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds (2007 Series F), 4.25% BANs, 8/15/2008	26,004,341
		TOTAL	46,599,341
		Tennessee--1.2%
1,100,000		Dover, TN, IDB (Series 1997), Weekly VRDNs (Nashville Wire Products Manufacturing Co.)/(Regions Bank, Alabama LOC), 2.390%, 8/7/2008	1,100,000
1,200,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	1,200,000
1,100,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue (Series 1998), Weekly VRDNs (Park Ridge Apartments)/(Wachovia Bank N.A. LOC), 2.240%, 8/7/2008	1,100,000
14,000,000		Memphis-Shelby County, TN Industrial Board (Series 2007), Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 2.250%, 8/6/2008	14,000,000
12,300,000		Metropolitan Nashville Tennessee Airport Authority (Series 2008B), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.420%, 8/7/2008	12,300,000
14,500,000		Sevier County, TN Public Building Authority (Series IV-C-1), Daily VRDNs (Blount County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	14,500,000
10,000,000		Sevier County, TN Public Building Authority (Series IV-C-2), Daily VRDNs (Bradley County, TN)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 2.850%, 8/1/2008	10,000,000
845,000		Tullahoma, TN, IDB (Series 1995), Weekly VRDNs (Rock-Tenn Converting Co.)/(SunTrust Bank LOC), 2.450%, 8/6/2008	845,000
7,000,000		Wilson County, TN Health and Educational Facilities Board, Forest View Apartments (Series 2003), Weekly VRDNs (Forest View LP)/(Regions Bank, Alabama LOC), 2.440%, 8/7/2008	7,000,000
		TOTAL	62,045,000
		Texas--10.1%
44,630,000		Brazos River Authority, TX (Series 2002A), Weekly VRDNs (Texas Competitive Electric Holdings Co. LLC)/(Citibank NA, New York LOC), 2.380%, 8/6/2008	44,630,000
25,000,000		Calhoun County, TX Navigation District Environmental Facilities (Series 2000), Weekly VRDNs (Formosa Plastic Corp.)/(Wachovia Bank N.A. LOC), 2.230%, 8/7/2008	25,000,000
4,720,000		Colorado County, TX, IDC (Series 2000), Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 2.600%, 8/6/2008	4,720,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (DARE Investments)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005), Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland, Utrecht LOC), 2.390%, 8/7/2008	2,950,000
9,400,000		DeSoto, TX Housing Finance Corp., (Series 2004), Weekly VRDNs (Hickory Manor Senior Apartments)/(FHLMC LOC), 2.290%, 8/7/2008	9,400,000
10,415,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080), 2.00% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/4/2009	10,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Texas--continued
$7,000,000		Gulf Coast, TX, IDA (Series 2001), Daily VRDNs (CITGO Petroleum Corp.)/(Bank of New York LOC), 2.300%, 8/1/2008	$7,000,000
16,100,000		Gulf Coast, TX Waste Disposal Authority (Series 1993), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	16,100,000
9,580,000		Gulf Coast, TX Waste Disposal Authority (Series 1997), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	9,580,000
17,000,000		Gulf Coast, TX Waste Disposal Authority (Series 1998), Daily VRDNs (BP Amoco Corp.), 2.250%, 8/1/2008	17,000,000
22,700,000		Gulf Coast, TX Waste Disposal Authority (Series 2001), Daily VRDNs (BP Amoco Corp.)/(GTD by BP PLC), 2.250%, 8/1/2008	22,700,000
70,000		Gulf Coast, TX Waste Disposal Authority (Series 2002), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	70,000
16,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2003), Daily VRDNs (BP Amoco Chemical Co.)/(GTD by BP PLC), 2.250%, 8/1/2008	16,300,000
7,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2004), Weekly VRDNs (Republic Waste Services of Texas Ltd.)/(GTD by Republic Services, Inc.), 2.650%, 8/7/2008	7,000,000
12,000,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,000,000
6,300,000		Gulf Coast, TX Waste Disposal Authority (Series 2005), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	6,300,000
12,500,000		Gulf Coast, TX Waste Disposal Authority (Series 2006), Daily VRDNs (BP Products North America, Inc.)/(GTD by BP PLC), 2.250%, 8/1/2008	12,500,000
7,800,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	7,800,000
10,700,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	10,700,000
16,900,000		Harris County, TX HFDC (Series 2005 A-2), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	16,900,000
10,000,000		Harris County, TX HFDC (Series 2005 A-3), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,000,000
10,500,000		Harris County, TX HFDC (Series 2006C), Daily VRDNs (Methodist Hospital, Harris County, TX), 2.250%, 8/1/2008	10,500,000
20,600,000		Harris County, TX HFDC (Series 2008A), Weekly VRDNs (Memorial Hermann Healthcare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.580%, 8/6/2008	20,600,000
7,000,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002), Weekly VRDNs (Harris Park Partners LP)/(Wachovia Bank N.A. LOC), 2.340%, 8/7/2008	7,000,000
14,000,000		Houston, TX Housing Finance Corp., (Series 2007), Weekly VRDNs (Regency Park Apartments)/(FNMA LOC), 2.280%, 8/6/2008	14,000,000
5,000,000		Houston, TX (Series G), 1.68% CP, Mandatory Tender 9/24/2008	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	5,000,000
15,000,000		Port Arthur Navigation District, TX, IDC (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.), 2.250%, 8/6/2008	15,000,000
9,815,000	[3,4]	Port Houston Authority, TX Harris County, MuniTOPS (Series 2006-69), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	9,815,000
33,000,000		Port of Corpus Christi, TX, IDC (Series 2008), Daily VRDNs (CITGO Petroleum Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 2.300%, 8/1/2008	33,000,000
2,140,000		Saginaw, TX, IDA (Series 1998), Weekly VRDNs (Glad Investing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 3.450%, 8/7/2008	2,140,000
28,175,000	[3,4]	San Antonio, TX Convention Center Hotel Finance Corp., Floater Certificates (Series 2006-2045), Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ)/(Morgan Stanley LOC), 2.410%, 8/7/2008	28,175,000
12,925,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Term Tender Custodial Receipts (Series 2008 AU), 2.40% TOBs (Methodist Hospitals of Dallas), Mandatory Tender 9/17/2008	12,927,430
9,850,000	[3,4]	Texas State Department of Housing & Community Affairs (PA-1308), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 2.310%, 8/7/2008	9,850,000
10,000,000	[3,4]	Texas State Department of Housing & Community Affairs (PT-4594), Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 2.650%, 8/7/2008	10,000,000
2,100,000	[3,4]	Texas State Department of Housing & Community Affairs (Series 2005 FR/RI-L2), Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.550%, 8/6/2008	2,100,000
10,000,000		Texas State Department of Housing & Community Affairs (Series 2007), Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 2.340%, 8/7/2008	10,000,000
13,400,000		Texas State Department of Housing & Community Affairs, Addison Park Apartments (Series 2004), Weekly VRDNs (Arlington Partners LP)/(Compass Bank, Birmingham LOC), 2.340%, 8/7/2008	13,400,000
36,400,000		Texas State (Series 2007), 4.50% TRANs, 8/28/2008	36,420,444
20,065,000	[3,4]	Texas State, Wells Fargo Stage Trust (Series 2008-34C), Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 2.330%, 8/7/2008	20,065,000
		TOTAL	536,157,874
		Utah--0.9%
45,000,000	[3,4]	Utah State Board of Regents, DFA Municipal Trust (Series 2008-20), Weekly VRDNs (DePfa Bank PLC LIQ)/(DePfa Bank PLC LOC), 2.640%, 8/7/2008	45,000,000
4,000,000		West Jordan, UT (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC), 2.390%, 8/7/2008	4,000,000
		TOTAL	49,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Vermont--0.4%
$3,465,000	[3,4]	Vermont HFA (Series 2004 FR/RI-L76), Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.630%, 8/6/2008	$3,465,000
670,000	[3,4]	Vermont HFA, MERLOTS (Series 2001-A49), 2.15% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	670,000
16,050,000		Vermont State Student Assistance Corp., (Series 2008A-1), Weekly VRDNs (Key Bank, N.A. LOC), 2.480%, 8/7/2008	16,050,000
		TOTAL	20,185,000
		Virginia--3.1%
15,000,000		Capital Beltway Funding Corporation, VA (Series C), Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 2.170%, 8/7/2008	15,000,000
20,040,000		Chesterfield County, VA, EDA (Series 2008C-1), Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.800%, 8/6/2008	20,040,000
35,300,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.91% CP (Virginia Electric & Power Co.), Mandatory Tender 9/9/2008	35,300,000
14,500,000		Henrico County, VA, EDA (Series 2000), Weekly VRDNs (White Oak Semiconductor LP)/(Citibank NA, New York LOC), 2.130%, 8/6/2008	14,500,000
19,000,000		Metropolitan Washington, DC Airports Authority (Series 2005B), 1.75% CP (Bank of America N.A. LOC), Mandatory Tender 9/17/2008	19,000,000
5,000,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2040), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,000,000
5,215,000	[3,4]	Metropolitan Washington, DC Airports Authority, BB&T Floater Certificates (Series 2054), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 2.300%, 8/7/2008	5,215,000
14,850,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 12060), Weekly VRDNs (Citigroup, Inc. LIQ), 2.580%, 8/7/2008	14,850,000
23,570,000		Roanoke, VA, IDA (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.250%, 8/1/2008	23,570,000
10,000,000		Virginia Small Business Financing Authority (Series 2007), Weekly VRDNs (BleachTech LLC)/(National City Bank LOC), 3.100%, 8/7/2008	10,000,000
		TOTAL	162,475,000
		Washington--2.0%
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995), Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 2.650%, 8/7/2008	9,000,000
7,100,000		Port of Bellingham, WA, IDC (Series 2007), Daily VRDNs (BP West Coast Products LLC)/(GTD by BP PLC), 2.250%, 8/1/2008	7,100,000
3,835,000		Port of Pasco, WA Economic Development Corp., (Series 1996), Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 2.320%, 8/7/2008	3,835,000
11,995,000	[3,4]	Port of Seattle, WA, MuniTOPS (Series 2007-39), Weekly VRDNs (Bank of America N.A. LIQ), 2.640%, 8/7/2008	11,995,000
7,490,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020), Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 2.740%, 8/7/2008	7,490,000
12,330,000	[3,4]	Port of Seattle, WA, ROCs (Series 12102), Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 2.490%, 8/7/2008	12,330,000
11,500,000		Seattle, WA Housing Authority (Series 2007), Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 2.410%, 8/7/2008	11,500,000
7,375,000		Washington State EDFA (Series 2001E), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	7,375,000
1,000,000		Washington State EDFA (Series 2001L), Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Wachovia Bank N.A. LOC), 2.390%, 8/7/2008	1,000,000
4,535,000		Washington State EDFA (Series 2004B), Weekly VRDNs (Cedar Grove Composting, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	4,535,000
4,720,000		Washington State EDFA (Series 2005B), Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 2.450%, 8/6/2008	4,720,000
5,840,000		Washington State EDFA, (Series 2006K), Weekly VRDNs (Heirborne Investments LLC)/(Wells Fargo Bank, N.A. LOC), 2.450%, 8/6/2008	5,840,000
10,000,000		Washington State EDFA (Series 2007A), Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 2.390%, 8/7/2008	10,000,000
2,500,000		Washington State EDFA (Series 2007J), Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 2.370%, 8/7/2008	2,500,000
5,350,000		Washington State Housing Finance Commission (Series 2002A), Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 2.410%, 8/7/2008	5,350,000
		TOTAL	104,570,000
		West Virginia--1.4%
9,000,000		Grant County, WV County Commission, PCRB (Series 1994), 1.80% CP (Virginia Electric & Power Co.), Mandatory Tender 9/10/2008	9,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996), Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 2.340%, 8/7/2008	3,760,000
23,000,000		West Virginia Public Energy Authority (1989 Series A), 1.71% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	23,000,000
39,100,000		West Virginia Public Energy Authority (1989 Series A), 1.72% CP (Morgantown Energy Associates)/(Dexia Credit Local LOC), Mandatory Tender 9/12/2008	39,100,000
		TOTAL	74,860,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Wisconsin--3.3%
$9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995), Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	$9,500,000
4,000,000		Combined Locks, WI, Development Revenue Bonds (Series 1997), Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 2.490%, 8/7/2008	4,000,000
20,000,000		Franklin, WI Regional Solid Waste Finance Commission (Series 2007A), Weekly VRDNs (Waste Management of Wisconsin, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.400%, 8/7/2008	20,000,000
800,000		Grand Chute, WI (Series 2000A), Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 2.450%, 8/6/2008	800,000
1,365,000		Hartford, WI, (Series 2000), Weekly VRDNs (Advance Bag, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	1,365,000
5,500,000		Lancaster, WI, IDRB (Series 2007), Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(Harris, N.A. LOC), 2.520%, 8/7/2008	5,500,000
2,300,000		Milwaukee, WI (Series 1997), 2.08% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 12/1/2008	2,300,000
8,000,000		Verona, WI IDA Weekly VRDNs (Coating Place, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.550%, 8/7/2008	8,000,000
5,355,000	[3,4]	Wisconsin Housing & EDA, (PT-3456), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	5,355,000
30,385,000		Wisconsin Housing & EDA (Series 2004E), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	30,385,000
15,890,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2002E), Weekly VRDNs (FHLB of Chicago LIQ), 2.350%, 8/6/2008	15,890,000
15,770,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	15,770,000
23,000,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 2.350%, 8/6/2008	23,000,000
8,520,000	[3,4]	Wisconsin Housing & EDA (PA-1473R), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 2.310%, 8/7/2008	8,520,000
23,500,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029), Weekly VRDNs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 2.260%, 8/7/2008	23,500,000
		TOTAL	173,885,000
		TOTAL INVESTMENTS--100.3% (AT AMORTIZED COST) [5]	5,329,244,094
		OTHER ASSETS AND LIABILITIES - NET--(0.3)% [6]	(15,392,894)
		TOTAL NET ASSETS--100%	$5,313,851,200

Securities that are subject to the federal alternative minimum tax (AMT) represent 75.2% of the portfolio as calculated based on total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31, 2008, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier
97.5%	2.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At July 31, 2008, these liquid restricted securities amounted to $893,012,078, which represented 16.8% of total net assets.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificates of Participation
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOCs	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
MFH	--Multi-Family Housing
MMMs	--Money Market Municipals
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PCRB(s)	--Pollution Control Revenue Bond(s)
PUTTERs	--Puttable Tax Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SFM	--Single Family Mortgage
SPEARs	--Short Puttable Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Prime Cash Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	54.4%
Variable Rate Demand Instruments	21.9%
Bank Instruments	14.9%
Repurchase Agreement	8.7%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.7%	[4]
8-30 Days	15.6%
31-90 Days	32.7%
91-180 Days	12.5%
181 Days or more	4.4%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 26.4% of the Fund's portfolio.

Prime Cash Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.6%
		Finance - Automotive--2.3%
$18,129,036	[1]	CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	$18,128,500
18,010,677	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	18,010,677
14,654,520	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	14,654,520
6,524,977	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	6,524,977
7,037,413		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	7,037,413
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.765%, 5/15/2009	42,458,946
108,148,764	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	108,148,764
39,383,871	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	39,383,871
7,453,758		Nissan Auto Receivables Owner Trust 2008-A, Class A1, 3.997%, 1/15/2009	7,453,758
34,639,130		Nissan Auto Receivables Owner Trust 2008-B, Class A1, 2.785%, 6/15/2009	34,639,130
231,961		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	231,961
7,123,676		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	7,123,676
17,000,000		World Omni Automobile Receivables Trust 2008-B, Class A1, 2.998%, 8/17/2009	17,000,000
		TOTAL	320,796,193
		Finance - Equipment--0.3%
36,549,444		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	36,549,444
9,163,794		John Deere Owner Trust 2008-A, Class A1, 2.790%, 5/8/2009	9,163,793
1,877,269	[1,2]	Marlin Leasing Receivables XI LLC Series 2007-1, Class A1, 5.214%, 10/15/2008	1,877,269
		TOTAL	47,590,506
		TOTAL ASSET-BACKED SECURITIES	368,386,699
		CERTIFICATES OF DEPOSIT--14.9%
		Banking--14.9%
125,000,000		Banco Santander, S.A., 2.880% - 3.100%, 11/18/2008 - 1/9/2009	124,996,757
139,000,000		Bank of Montreal, 3.600% - 3.650%, 6/15/2009 - 7/24/2009	139,000,000
25,000,000		Bank of Scotland, Edinburgh, 3.050%, 10/23/2008	25,000,000
295,600,000		Barclays Bank PLC, 2.960% - 3.700%, 11/21/2008 - 6/12/2009	295,600,000
25,000,000		Comerica Bank, 2.780%, 11/17/2008	25,000,000
140,000,000		Compass Bank, Birmingham, 2.760% - 2.850%, 10/3/2008 - 11/14/2008	140,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
490,000,000		DePfa Bank PLC, 2.830% - 3.150%, 10/24/2008 - 1/9/2009	490,000,000
100,000,000		Fifth Third Bank, Cincinnati, 2.820%, 11/25/2008	100,000,000
100,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	100,000,000
100,000,000		National City Bank, 2.780%, 9/11/2008	100,000,000
205,000,000		Natixis, 2.950% - 3.190%, 8/1/2008 - 10/20/2008	205,001,106
75,000,000		UBS AG, 3.780%, 10/15/2008	75,000,000
185,000,000		Wachovia Bank N.A., 3.150% - 3.180%, 12/22/2008 - 1/7/2009	185,000,000
		TOTAL CERTIFICATES OF DEPOSIT	2,104,597,863
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--18.9%
		Banking--17.5%
$280,000,000		BNP Paribas Securities Corp., 2.437%, 8/1/2008	$280,000,000
325,000,000		Barclays Capital, Inc., 2.437% - 3.000%, 8/1/2008 - 10/14/2008	325,000,000
554,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	554,000,000
175,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	175,000,000
225,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	225,000,000
255,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	255,000,000
200,000,000		Natixis Financial Products Inc., 2.437% - 2.562%, 8/1/2008	200,000,000
125,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	125,000,000
100,000,000		UBS Securities LLC, 3.050%, 10/22/2008	100,000,000
225,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	225,000,000
		TOTAL	2,464,000,000
		Brokerage--1.4%
175,000,000		Goldman Sachs & Co., 2.437%, 8/1/2008	175,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
		TOTAL	200,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,664,000,000
		COMMERCIAL PAPER--32.0% [3]
		Banking--4.1%
140,000,000		Citigroup Funding, Inc., 2.880% - 2.930%, 10/10/2008 - 10/20/2008	139,170,444
25,000,000	[1,2]	Fountain Square Commercial Funding Corp., 2.950%, 9/10/2008	24,918,056
50,000,000	[1,2]	Long Lane Master Trust IV, (Bank of America N.A. SWP), 2.650%, 9/12/2008	49,845,417
110,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.690% - 2.990%, 8/22/2008 - 10/2/2008	109,707,040
50,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	49,564,250
200,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 2.800% - 2.955%, 8/14/2008 - 10/20/2008	199,271,070
		TOTAL	572,476,277
		Finance - Automotive--5.2%
54,377,000		DRAC LLC, A1/P1 Series, 2.900% - 2.980%, 8/11/2008 - 9/8/2008	54,255,213
677,500,000		FCAR Auto Loan Trust, A1+/P1 Series, 2.800% - 3.320%, 8/11/2008 - 1/23/2009	673,237,249
		TOTAL	727,492,462
		Finance - Commercial--3.4%
100,000,000	[1,2]	Edison Asset Securitization LLC, 2.890%, 9/25/2008	99,558,472
280,132,000	[1,2]	Fairway Finance Co. LLC, 2.570% - 2.800%, 8/14/2008 - 10/10/2008	279,337,796
100,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	99,569,375
		TOTAL	478,465,643
		Finance - Retail--18.8%
285,000,000	[1,2]	Alpine Securitization Corp., 2.550% - 2.670%, 8/5/2008 - 9/4/2008	284,564,422
236,200,000	[1,2]	Amsterdam Funding Corp., 2.600% - 2.780%, 8/11/2008 - 10/24/2008	235,432,801
416,931,000	[1,2]	Barton Capital LLC, 2.600% - 3.000%, 8/4/2008 - 11/4/2008	415,962,549
303,382,000	[1,2]	Chariot Funding LLC, 2.450% - 2.600%, 8/13/2008 - 9/4/2008	302,929,904
220,620,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 9/5/2008 - 9/19/2008	219,940,361
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Finance - Retail--continued
$573,000,000	[1,2]	Sheffield Receivables Corp., 2.570% - 2.770%, 8/19/2008 - 10/16/2008	$570,502,067
160,000,000	[1,2]	Tulip Funding Corp., 2.630% - 2.770%, 8/6/2008 - 10/15/2008	159,560,611
459,560,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/22/2008	457,782,013
		TOTAL	2,646,674,728
		Pharmaceuticals and Health Care--0.5%
80,000,000	[1,2]	AstraZeneca PLC, 2.680% - 2.920%, 8/26/2008 - 1/13/2009	79,683,944
		TOTAL COMMERCIAL PAPER	4,504,793,054
		CORPORATE BONDS--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.7%
		Banking--0.4%
60,000,000		Wells Fargo & Co., 3.551%, 5/1/2009	60,537,935
		Finance - Securities--0.3%
40,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	40,000,000
		TOTAL CORPORATE NOTES	100,537,935
		NOTES - VARIABLE--21.9% [4]
		Banking--14.2%
3,280,000		1700 Financial Group, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/6/2008	3,280,000
3,590,000		4 C's LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	3,590,000
4,210,000		AW Mobile LLC, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	4,210,000
2,234,000		Aaron Oil Co., Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,234,000
4,220,000		Acton Realty Investors LLP, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,220,000
920,000		Alabama State IDA, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	920,000
2,000,000		Albuquerque, NM, Series 1997 El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 2.560%, 8/7/2008	2,000,000
1,865,000		American Custom Yachts, Inc., (Regions Bank, Alabama LOC), 2.70%, 8/7/2008	1,865,000
7,065,000		Anchor Holdings LLC, Series 2000, (U.S. Bank, N.A. LOC), 3.100%, 8/7/2008	7,065,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
3,592,000		Baldwin County Sewer Service LLC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,592,000
79,070,000		Bank of Montreal, 2.796% - 3.190%, 9/12/2008 - 10/10/2008	78,978,360
70,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	70,000,000
56,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	56,000,000
184,900,000		Bank of Scotland, Edinburgh, 2.541% - 2.798%, 8/1/2008 - 8/14/2008	184,900,000
7,690,000		Bessemer, AL IDB, Series 2003, (Regions Bank, Alabama LOC), 2.460%, 8/7/2008	7,690,000
470,000		Biddle Road Corp., Series 2004, (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	470,000
1,620,000		Birmingham Fastener and Supply, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,620,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
4,615,000		Briarwood LP, (Series 1999), (JPMorgan Chase Bank, N.A. LOC), 2.510%, 8/7/2008	4,615,000
5,400,000		Brownsburg Christian Church, Inc., (U.S. Bank, N.A. LOC), 2.610%, 8/7/2008	5,400,000
545,000		Brumfield Properties, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	545,000
26,585,000		COG Leasing Co. LLP, Series 2007, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	26,585,000
23,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	23,000,000
5,215,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 2.760%, 8/1/2008	5,215,000
2,135,000		Capital Container Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,135,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$8,445,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	$8,445,000
19,849,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 2.660% - 3.960%, 8/7/2008	19,849,000
9,565,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	9,565,000
1,069,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	1,069,000
2,262,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	2,262,000
8,100,000		Charlotte Christian School, Series 1999, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	8,100,000
3,100,000		Cleveland Country Club, Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,100,000
2,900,000		Cleveland, TN IDB, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,900,000
5,440,000		Coilplus-Alabama, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,440,000
70,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.988%, 10/3/2008	70,000,000
13,975,000		Cook County, IL, Series 2002 A, 2.614%, 8/6/2008	13,975,000
4,095,000		Courtesy Realty LLC, Series 2002, (Regions Bank, Alabama LOC), 2.810%, 8/7/2008	4,095,000
27,120,000		Covington, KY Industrial Building Revenue Bond, Series 2005-A, (Wachovia Bank N.A. LOC), 2.490%, 8/7/2008	27,120,000
12,380,000		Custom Window Systems, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	12,380,000
4,380,000		DBH Properties LLC, Series 2004, (Regions Bank, Alabama LOC), 2.510%, 8/7/2008	4,380,000
5,180,000		DLR Investments, Inc., Series 2005, (U.S. Bank, N.A. LOC), 2.530%, 8/7/2008	5,180,000
15,500,000		Denham Springs Economic Development District, Bass Pro Shops Projects, Series 2007-B, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	15,500,000
2,855,000		Duncan Machinery Movers Inc., (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,855,000
7,675,000		Edison Chouest Offshore International, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,675,000
1,305,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	1,305,000
855,000		Elsinore Properties LP, (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	855,000
2,585,000		Equity Development Corp., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,585,000
5,700,000		Erwin Marine Sales, Inc., Series 2000, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,700,000
265,000		First Baptist Church of West Monroe, LA, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	265,000
1,625,000		Frank Nelson Building of Birmingham LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,625,000
5,360,000		Freeport, IL, (U.S. Bank, N.A. LOC), 2.801%, 8/7/2008	5,360,000
1,810,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,810,000
1,260,000		Galliano Marine Service, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	1,260,000
3,000,000		Georgia Ports Authority, Colonel's Island Terminal Project (Series 1996-A), Revenue Bonds, (SunTrust Bank LOC), 2.650%, 8/6/2008	3,000,000
3,535,000		Grigsby Properties LLC, Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,535,000
1,230,000		Guilford Capital LLC, Series 2002 - C, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,230,000
1,625,000		Guilford Capital LLC, Series 2002 - F, (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	1,625,000
22,965,000		Hamilton Station Park and Ride, Series 2005, (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	22,965,000
8,055,000		Hanna Steel Corp., (Wachovia Bank N.A. LOC), 3.300%, 8/1/2008	8,055,000
7,080,000		Holston Medical Group PC, Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,080,000
7,565,000		Home City Ice Co. & H.C. Transport, Series 2000, (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	7,565,000
4,130,000		Hugh W. Underwood/Underwood Properties, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,130,000
4,630,000		Hugh W. Underwood, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,630,000
3,085,000		IPC Industries, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,085,000
5,125,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	5,125,000
15,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	15,000,000
32,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	32,500,000
5,140,000		Jet-Pep, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,140,000
3,710,000		Kansas Development Finance Authority, DLR Deer Creek Project, (Marshall & Ilsley Bank, Milwaukee LOC), 2.514%, 8/7/2008	3,710,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$830,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 2.600%, 8/7/2008	$830,000
6,400,000		LCT Holdings LLC, Series 2008, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	6,400,000
2,455,000		Life Church Birmingham, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,455,000
5,000,000	[1,2]	Los Angeles, CA, MERLOTS (Series 2000 A) (H&H Theatre), (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	5,000,000
1,995,000		Mayer Properties LLP, (Wachovia Bank N.A. LOC), 3.260%, 8/1/2008	1,995,000
1,610,000		McCullough Snappy Service Oil Co., Inc., (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	1,610,000
5,220,000		McElroy Metal Mill, Inc., Series 2003, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,220,000
7,300,000		Medical Arts Capital LLC, Series 2001, (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	7,300,000
655,000		Michigan State Housing Development Authority, Series 1999B, Lexington Place Apartments, (Bank of America N.A. LOC), 3.150%, 8/7/2008	655,000
2,700,000		Mile Bluff Clinic Building Partnership, (U.S. Bank, N.A. LOC), 2.500%, 8/6/2008	2,700,000
760,000		Mississippi Business Finance Corp., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	760,000
10,000,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (JPMorgan Chase & Co. LOC), 2.500%, 8/7/2008	10,000,000
9,365,000		Mississippi Business Finance Corp., East Group Properties, LP Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,365,000
16,005,000		Mississippi Business Finance Corp., Howard Industries, Inc. Project Series 2205, (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	16,005,000
1,130,000		Mississippi Business Finance Corp., Mississippi College Project, Series 2001B, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,130,000
2,725,000		Montgomery, AL IDB, (Wachovia Bank N.A. LOC), 2.500%, 8/7/2008	2,725,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	100,000,000
75,000,000		National City Bank, 2.408% - 2.428%, 8/1/2008	75,000,000
13,565,000		National Coney Island Financial LLC, Series 2005-A, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	13,565,000
50,000,000		Natixis, 2.991%, 10/1/2008	50,003,480
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wachovia Bank N.A. LOC), 2.760%, 8/6/2008	2,565,000
2,645,000		O.K.I. Supply Co., (Series 1998), (Fifth Third Bank, Cincinnati LOC), 3.350%, 8/7/2008	2,645,000
13,700,000		Ogden City Redevelopment Agency, Series 2005 C-1, (Bank of New York Mellon Corp. LOC), 2.560%, 8/5/2008	13,700,000
9,960,000		Ohio Venture Capital Fund LLC, Series B-2, (Fifth Third Bank, Cincinnati LOC), 3.000%, 8/7/2008	9,960,000
1,185,000		P.C.I. Paper Conversions, Inc., Series 2000, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	1,185,000
3,595,000		PW Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,595,000
1,600,000		Parker Towing Co., Inc., Series 2001, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,600,000
6,045,000		R & J Investment Co., (JPMorgan Chase Bank, N.A. LOC), 2.560%, 8/7/2008	6,045,000
6,830,000		Racetrac Capital LLC, Series 2000, (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	6,830,000
3,075,000		Redcay Funding LLC, Series 2007, (PNC Bank, N.A. LOC), 3.00%, 8/7/2008	3,075,000
8,500,000		Robinette Co., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,500,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
115,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490% - 2.495%, 8/1/2008	115,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
13,300,000		Russell Lands, Inc., Series 2002, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	13,300,000
2,400,000		Seeber USA LLP, Series 2000, (Wachovia Bank N.A. LOC), 2.710%, 8/6/2008	2,400,000
275,000		Sherman-Dixie Concrete Industries, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	275,000
3,180,000		Southeast Christian Church of Jefferson County, KY Inc., Series 2003, (JPMorgan Chase Bank, N.A. LOC), 2.710%, 8/7/2008	3,180,000
3,520,000		Springhill Medical Complex, Inc., (Regions Bank, Alabama LOC), 2.650%, 8/7/2008	3,520,000
8,800,000		St. James United Methodist Church of Montgomery, AL, Series 2007, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	8,800,000
6,300,000		Stow-Glen Properties LLC, (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	6,300,000
150,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	150,000,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
2,010,000		TIL Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,010,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$1,860,000		TTL Realty LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	$1,860,000
1,540,000		Tarrant Hydraulics Services LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,540,000
50,000,000		Union Hamilton Special Purpose Funding LLC, Series 2008-1, Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	50,000,000
45,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, Series 2008-2, (Wachovia Corp. LOC), 3.276%, 9/15/2008	45,000,000
2,325,000		University Church of Christ, (Wachovia Bank N.A. LOC), 3.250%, 8/1/2008	2,325,000
2,595,000		University Ltd. Properties LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,595,000
640,000		VLF LLC, The Village of Lovejoy, Fountain Project, (Key Bank, N.A. LOC), 3.000%, 8/7/2008	640,000
540,000		Vista Grande Villa, (LaSalle Bank, N.A. LOC), 2.550%, 8/7/2008	540,000
4,055,000		Weaver Rentals LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,055,000
4,725,000		Wellbrook Finance LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	4,725,000
13,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 2.760%, 8/7/2008	13,600,000
108,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	108,000,000
750,000		White's Ferry Road Church of Christ, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	750,000
2,485,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 3.150%, 8/7/2008	2,485,000
		TOTAL	2,009,342,840
		Brokerage--3.4%
35,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	35,000,000
40,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	40,000,074
81,000,000	[1,2]	Merrill Lynch & Co., Inc., 2.616%, 8/18/2008	81,000,000
78,000,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/22/2008	78,000,000
247,000,000		Morgan Stanley, 2.550% - 2.611%, 8/4/2008 - 8/27/2008	247,000,046
		TOTAL	481,000,120
		Electronics--0.9%
125,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	125,000,000
		Finance - Commercial--0.6%
4,050,000		Decoster, Series 2003-A, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	4,050,000
59,500,000		General Electric Capital Corp., 2.481%, 8/11/2008	59,500,000
15,000,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 2.800%, 8/7/2008	15,000,000
		TOTAL	78,550,000
		Finance - Securities--0.4%
53,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008)	52,999,518
		Government Agency--0.1%
19,000,000		BBC Enterprises LLC, Series 2007, (FHLB of San Francisco LOC), 2.550%, 8/7/2008	19,000,000
		Insurance--2.0%
25,000,000		Hartford Life Insurance Co., 2.852% - 3.173%, 8/1/2008 - 9/2/2008	25,000,000
45,000,000		ING USA Annuity and Life Insurance Co., 3.338%, 9/10/2008	45,000,000
45,000,000		MetLife Insurance Co. of Connecticut, 2.799% - 3.121%, 8/19/2008 - 9/28/2008	45,000,000
45,000,000		Metropolitan Life Insurance Co., 3.171% - 3.253%, 8/1/2008 - 10/1/2008	45,000,000
35,000,000		Monumental Life Insurance Co., 2.850% - 2.982%, 8/1/2008 - 9/2/2008	35,000,000
25,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	25,000,000
32,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	32,000,021
25,000,000		Transamerica Occidental Life Insurance Co., 3.091%, 8/1/2008	25,000,000
		TOTAL	277,000,021
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Oil & Oil Finance--0.3%
$40,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	$40,000,000
		TOTAL NOTES - VARIABLE	3,082,892,499
		REPURCHASE AGREEMENTS--8.7%
		Banking--8.7%
750,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	750,000,000
250,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,152,778 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2038 and the market value of those underlying securities was $2,563,180,529.	250,000,000
227,538,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	227,538,000
		TOTAL REPURCHASE AGREEMENTS	1,227,538,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	14,075,203,700
		OTHER ASSETS AND LIABILITIES - NET--0.1% [6]	17,412,867
		TOTAL NET ASSETS--100%	$14,092,616,567

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,534,023,019, which represented 32.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,434,883,842, which represented 31.5% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB	--Industrial Development Revenue Bond
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts - Liquidity Optional Tender Series
SWP	--Swap Agreement

See Notes which are an integral part of the Financial Statements

Prime Management Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	41.0%
Commercial Paper and Notes	39.8%
Bank Instruments	13.4%
Repurchase Agreements	5.6%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	31.4%	[4]
8-30 Days	30.4%
31-90 Days	24.7%
91-180 Days	9.9%
181 Days or more	3.4%
Other Assets and Liabilities--Net [2]	0.2%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 18.1% of the Fund's portfolio.

Prime Management Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--3.3%
		Finance - Automotive--2.8%
$6,003,559	[1]	CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	$6,003,559
10,202,007	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	10,202,007
5,636,354	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	5,636,354
1,957,493	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	1,957,493
8,444,895		DaimlerChrysler Auto Trust 2008-B, Class A1, 2.804%, 5/8/2009	8,444,895
1,504,687	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.017%, 2/13/2009	1,504,687
31,520,041	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	31,520,041
10,502,366	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.820%, 6/15/2009	10,502,366
10,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	10,000,000
5,817,325		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	5,817,325
		TOTAL	91,588,727
		Finance - Equipment--0.5%
8,863,672	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	8,863,672
7,459,070		CIT Equipment Collateral 2008-VT1, Class A1, 2.826%, 5/20/2009	7,459,070
		TOTAL	16,322,742
		TOTAL ASSET-BACKED SECURITIES	107,911,469
		CERTIFICATES OF DEPOSIT--13.4%
		Banking--13.4%
20,000,000		Banco Santander, SA, 3.100%, 1/9/2009	20,000,000
50,000,000		Bank of Montreal, 3.600%, 7/24/2009	50,000,000
35,000,000		Barclays Bank PLC, 2.960% - 3.060%, 11/21/2008 - 2/23/2009	35,000,000
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
30,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	30,000,000
25,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	25,000,000
50,000,000		Marshall & Ilsley Bank, Milwaukee, 2.700%, 9/9/2008	50,000,000
30,000,000		National City Bank, 2.780%, 9/11/2008	30,000,000
20,000,000		Natixis, 3.000%, 8/1/2008	20,000,000
30,000,000		UBS AG, 3.780%, 10/15/2008	30,000,000
40,000,000		Wachovia Bank NA, 3.150%, 1/7/2009	40,000,000
60,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	440,000,000
		COLLATERALIZED LOAN AGREEMENTS--11.0%
		Banking--5.3%
110,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	110,000,000
65,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	65,000,000
		TOTAL	175,000,000
		Brokerage--5.7%
100,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	100,000,000
50,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	50,000,000
25,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	25,000,000
13,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	13,000,000
		TOTAL	188,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	363,000,000
Principal Amount			Value
		COMMERCIAL PAPER--24.9% [3]
		Banking--3.5%
$50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	$49,674,444
25,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	24,956,396
40,000,000		Societe Generale North America, Inc., 2.960%, 8/8/2008	39,976,978
		TOTAL	114,607,818
		Finance - Automotive--3.8%
20,000,000		DRAC LLC, A1+/P1 Series, 3.000%, 8/5/2008	19,993,333
105,600,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.900% - 3.320%, 8/13/2008 - 1/16/2009	104,732,054
		TOTAL	124,725,387
		Finance - Commercial--2.2%
49,820,000	[1,2]	Fairway Finance Co. LLC, 2.650% - 2.680%, 8/12/2008 - 8/14/2008	49,775,708
21,000,000	[1,2]	Versailles Commercial Paper LLC, 2.950%, 8/21/2008	20,965,583
		TOTAL	70,741,291
		Finance - Retail--14.8%
15,000,000	[1,2]	Alpine Securitization Corp., 2.800%, 10/2/2008	14,927,667
75,000,000	[1,2]	Barton Capital LLC, 2.610% - 2.650%, 8/8/2008	74,961,549
40,000,000	[1,2]	Enterprise Funding Co. LLC, 2.630%, 8/20/2008	39,944,478
25,000,000	[1,2]	Falcon Asset Securitization Company LLC, 2.770%, 9/19/2008	24,905,743
100,000,000	[1,2]	Jupiter Securitization Company LLC, 2.600%, 8/14/2008 - 9/5/2008	99,826,667
75,000,000	[1,2]	Sheffield Receivables Corp., 2.520% - 2.760%, 8/14/2008 - 10/14/2008	74,812,667
156,884,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.810%, 8/11/2008 - 10/14/2008	156,354,563
		TOTAL	485,733,334
		Pharmaceuticals and Health Care--0.6%
20,000,000	[1,2]	AstraZeneca PLC, 2.920%, 8/26/2008	19,959,444
		TOTAL COMMERCIAL PAPER	815,767,274
		CORPORATE BOND--0.1%
		Banking--0.1%
2,000,000		Fifth Third Bank, Cincinnati, 3.375%, 8/15/2008	2,000,131
		CORPORATE NOTE--0.5%
		Finance - Securities--0.5%
15,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	15,000,000
		NOTES - VARIABLE--41.0% [4]
		Banking--27.9%
2,600,000		AlaTrade Foods LLC, (Series 4), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
851,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 3.150%, 8/7/2008	851,000
35,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 2.491%, 8/26/2008	35,000,000
11,490,000		BBN Holdings LLC, (Series 2004), (RBC Bank (USA) LOC), 2.490%, 8/7/2008	11,490,000
1,695,000		BDToy LLC, (Series 2003), (Compass Bank, Birmingham LOC), 2.650%, 8/7/2008	1,695,000
62,000,000	[1,2]	BNP Paribas SA, 2.460% - 2.719%, 8/19/2008 - 8/26/2008	62,000,000
578,000		Baldwin County Sewer Service LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	578,000
7,749,000		Baldwin County Sewer Service LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	7,749,000
45,000,000	[1,2]	Bank of Ireland, 2.468% - 2.666%, 8/15/2008 - 8/19/2008	45,000,000
22,600,000		Bank of Montreal, 3.190%, 10/10/2008	22,600,000
18,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	18,000,000
45,000,000		Bank of Scotland, Edinburgh, 2.798%, 8/14/2008	45,000,000
11,000,000		Better Brands of South Georgia LLP, (Series 2003), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	11,000,000
13,500,000		Beverage South of Aiken LLC, (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	13,500,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$3,235,000		Biddle Road Corp., (Series 2004), (Wachovia Bank N.A. LOC), 2.510%, 8/7/2008	$3,235,000
865,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 3.210%, 8/1/2008	865,000
3,425,000		CAH Holdings, Inc., (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.761%, 8/7/2008	3,425,000
10,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	10,000,000
4,500,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 2.510%, 8/7/2008	4,500,000
45,000,000	[1,2]	Commonwealth Bank of Australia, Sydney, 2.482%, 8/26/2008	45,000,000
70,000,000	[1,2]	Credit Agricole S.A., 2.799%, 8/22/2008	70,000,000
2,260,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	2,260,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T), Highlands, (Wachovia Bank N.A. LOC), 2.650%, 8/7/2008	1,500,000
21,155,000		Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.750%, 8/7/2008	21,155,000
4,790,000		First Family Church, (Series 2005), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	4,790,000
560,000		Franklin County, PA IDA, (Series 2001B), Precast Systems, LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	560,000
885,000		Grote Family LP, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	885,000
3,580,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	3,580,000
3,885,000		Headquarters Partnership Ltd., (Series 2001), (National Australia Bank Ltd., Melbourne LOC), 2.500%, 8/7/2008	3,885,000
18,410,000		ICS-Remington LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	18,410,000
20,000,000		Interlock Realty Co., (U.S. Bank, N.A. LOC), 2.640%, 8/7/2008	20,000,000
9,320,000		Lake Mary Bay LP, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,320,000
1,615,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 3.250%, 8/1/2008	1,615,000
5,150,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	5,150,000
2,892,000		Magdim C-Stores, Inc./Lynhurst Storage LLC, (Series 2005), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	2,892,000
3,000,000		Marital Trust No. 2, Vernon W. Van Aker, Grantor, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,000,000
205,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	205,000
136,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	136,000,000
60,000,000		National City Bank, 2.428% - 2.715%, 8/1/2008 - 8/13/2008	60,000,000
17,665,000		Nautical Transport LLC, (Series 2005), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	17,665,000
3,000,000		Overland Park Professional Center LLC, (Series 2004), (Comerica Bank LOC), 2.690%, 8/7/2008	3,000,000
488,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	488,000
3,825,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 2.750%, 8/7/2008	3,825,000
5,355,000		Roman Catholic Bishop of San Jose, CA, (Series 2005), (Allied Irish Banks PLC LOC), 2.750%, 8/7/2008	5,355,000
46,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	46,000,006
20,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	20,000,000
10,000,000		Salvation Army, (Series 2004-A), (Bank of New York LOC), 2.460%, 8/7/2008	10,000,000
20,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	20,000,000
700,000		Spiller LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.910%, 8/7/2008	700,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,600,000
40,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	40,000,000
1,000,000		Wachovia Bank N.A., 2.758%, 10/3/2008	999,567
520,000		Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	520,000
36,000,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	36,000,000
		TOTAL	916,447,573
		Brokerage--6.3%
15,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	15,000,000
20,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	20,000,037
22,000,000		Merrill Lynch & Co., Inc., 2.598% - 2.638%, 8/15/2008 - 8/22/2008	22,000,000
150,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	150,000,054
		TOTAL	207,000,091
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Finance - Securities--2.7%
$38,500,000	[1,2]	Asscher Finance Corp., 2.070% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/1/2008 - 8/15/2008)	$38,499,718
50,000,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.200% - 2.656%, 8/1/2008 - 8/15/2008 (Final Maturity 8/15/2008 - 8/20/2008)	49,999,160
		TOTAL	88,498,878
		Insurance--3.8%
20,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	20,000,000
10,000,000		Hartford Life Global Funding Trust, 2.478%, 8/15/2008	10,000,000
10,000,000		Hartford Life Insurance Co., 2.852%, 9/2/2008	10,000,000
10,000,000		MetLife Insurance Co. of Connecticut, 3.121%, 9/28/2008	10,000,000
20,000,000		Metropolitan Life Insurance Co., 3.253%, 8/1/2008	20,000,000
25,000,000	[1,2]	New York Life Global Funding, 2.785%, 8/13/2008	25,000,000
10,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	10,000,000
20,000,000	[1,2]	Pacific Life Global Funding, 2.984%, 8/11/2008	20,000,000
		TOTAL	125,000,000
		Oil & Oil Finance--0.3%
10,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	10,000,000
		TOTAL NOTES - VARIABLE	1,346,946,542
		REPURCHASE AGREEMENT--5.6%
184,184,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	184,184,000
		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST) [5]	3,274,809,416
		OTHER ASSETS AND LIABILITIES - NET--0.2% [6]	7,163,692
		TOTAL NET ASSETS--100%	$3,281,973,108

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $1,359,079,565, which represented 41.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $1,319,010,327, which represented 40.2% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 Also represents cost for federal tax purposes.

6 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Prime Value Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	50.0%
Variable Rate Demand Instruments	29.0%
Bank Instruments	14.1%
Repurchase Agreements	6.8%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.6%	[4]
8-30 Days	19.7%
31-90 Days	29.0%
91-180 Days	8.5%
181 Days or more	3.1%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate demand instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

4 Overnight securities comprised 28.3% of the Fund's portfolio.

Prime Value Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.9%
		Finance - Automotive--2.6%
$21,012,457	[1]	CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	$21,012,457
42,966,922	[1]	CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	42,966,922
18,036,332	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.105%, 12/15/2008	18,036,332
9,787,466	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.152%, 3/9/2009	9,787,466
6,018,748	[1,2]	Ford Credit Auto Owner Trust 2008-A, Class A1, 4.018%, 2/13/2009	6,018,748
42,458,946		Ford Credit Auto Owner Trust 2008-B, Class A1, 2.766%, 5/15/2009	42,458,946
154,097,979	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	154,097,979
30,631,900	[1,2]	Huntington Auto Trust 2008-1, Class A1, 2.821%, 6/15/2009	30,631,900
22,000,000		Merrill Auto Trust Securitization 2008-1, Class A1, 2.917%, 8/17/2009	22,000,000
347,941		Triad Automobile Receivables Trust 2007-B, Class A1, 5.068%, 12/12/2008	347,941
29,086,624		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A1, 2.840%, 5/20/2009	29,086,624
1,092,977		Wachovia Auto Loan Owner Trust 2008-1, Class A1, 3.943%, 1/20/2009	1,092,977
4,274,206		World Omni Automobile Receivables Trust 2008-A, Class A1, 2.922%, 3/16/2009	4,274,206
		TOTAL	381,812,498
		Finance - Equipment--0.3%
39,886,520	[1]	CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	39,886,520
		TOTAL ASSET-BACKED SECURITIES	421,699,018
		CERTIFICATES OF DEPOSIT--12.1%
		Banking--12.1%
200,000,000		Banco Santander, SA, 3.100%, 1/9/2009 - 1/20/2009	200,000,000
200,000,000		Bank of Montreal, 3.000% - 3.600%, 8/22/2008 - 7/24/2009	200,000,000
195,000,000		Barclays Bank PLC, 2.960% - 3.700%, 8/27/2008 - 6/12/2009	195,001,405
50,000,000		Calyon, Paris, 3.130%, 1/12/2009	50,000,000
50,000,000		Comerica Bank, 2.780%, 11/17/2008	50,000,000
110,000,000		Compass Bank, Birmingham, 2.740% - 2.760%, 11/5/2008 - 11/14/2008	110,000,000
100,000,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	100,000,000
50,000,000		Huntington National Bank, Columbus, OH, 2.850%, 10/1/2008	50,000,000
62,000,000		Marshall & Ilsley Bank, Milwaukee, 2.660%, 8/11/2008	62,000,000
99,000,000		National City Bank, 2.730% - 2.780%, 9/9/2008 - 9/11/2008	99,000,214
150,000,000		Natixis, 2.950% - 3.000%, 8/1/2008 - 10/20/2008	150,001,106
100,000,000		UBS AG, 3.780%, 10/15/2008	100,000,000
75,000,000		Wachovia Bank N.A., 3.150%, 1/7/2009	75,000,000
315,000,000		Wilmington Trust Co., 2.700% - 2.880%, 8/22/2008 - 10/14/2008	315,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,756,002,725
		COLLATERALIZED LOAN AGREEMENTS--19.4%
		Banking--11.4%
275,000,000		Barclays Capital, Inc., 2.357% - 3.000%, 8/1/2008 - 10/14/2008	275,000,000
400,000,000		Citigroup Global Markets, Inc., 2.457%, 8/1/2008	400,000,000
155,000,000		Credit Suisse First Boston LLC, 2.387%, 8/1/2008	155,000,000
100,000,000		Deutsche Bank Securities, Inc., 2.387%, 8/1/2008	100,000,000
120,000,000		Greenwich Capital Markets, Inc., 2.387%, 8/1/2008	120,000,000
100,000,000		Natixis Financial Products Inc., 2.563%, 8/1/2008	100,000,000
100,000,000		RBC Capital Markets Corp., 2.387%, 8/1/2008	100,000,000
Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--continued
		Banking--continued
$110,000,000		UBS Securities LLC, 2.437% - 3.050%, 8/1/2008 - 10/22/2008	$110,000,000
285,000,000		Wachovia Securities, Inc., 3.000%, 10/14/2008 - 10/15/2008	285,000,000
		TOTAL	1,645,000,000
		Brokerage--8.0%
550,000,000		Lehman Brothers, Inc., 2.587%, 8/1/2008	550,000,000
105,000,000		Merrill Lynch & Co., Inc., 2.538%, 8/1/2008	105,000,000
297,000,000		Merrill Lynch, Pierce, Fenner and Smith, 2.487%, 8/1/2008	297,000,000
210,000,000		Morgan Stanley & Co., Inc., 2.487%, 8/1/2008	210,000,000
		TOTAL	1,162,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	2,807,000,000
		COMMERCIAL PAPER--26.7% [3]
		Aerospace/Auto--0.7%
96,400,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 2.850% - 2.900%, 8/19/2008 - 9/9/2008	96,186,798
		Banking--1.9%
50,000,000		Citigroup Funding, Inc., 2.930%, 10/20/2008	49,674,444
43,000,000	[1,2]	Fountain Square Commercial Funding Corp., 3.100%, 8/18/2008	42,937,053
50,000,000	[1,2]	Picaros Funding LLC, (GTD by KBC Bank N.V.), 2.990%, 8/22/2008	49,912,792
132,000,000		Societe Generale North America, Inc., 2.955% - 2.960%, 8/8/2008 - 8/14/2008	131,876,348
		TOTAL	274,400,637
		Conglomerate--0.9%
124,000,000		Textron Financial Corp., (Textron Inc. Support Agreement), 2.800% - 2.900%, 8/19/2008 - 10/6/2008	123,607,829
		Consumer Products--0.6%
47,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 2.970% - 3.000%, 8/28/2008 - 9/16/2008	46,848,497
35,000,000		Kellogg Co., 2.720%, 8/6/2008	34,986,778
		TOTAL	81,835,275
		Finance - Automotive--4.4%
202,000,000		DRAC LLC, (A1+/P1 Series), 2.970% - 3.100%, 8/1/2008 - 8/11/2008	201,942,083
310,700,000		FCAR Auto Loan Trust, (A1+/P1 Series), 2.820% - 3.230%, 10/15/2008 - 1/23/2009	308,087,131
130,500,000		FCAR Auto Loan Trust, (A1/P1 Series), 3.070% - 3.160%, 8/15/2008 - 10/15/2008	130,231,019
		TOTAL	640,260,233
		Finance - Commercial--1.8%
136,000,000	[1,2]	Fairway Finance Co. LLC, 2.680% - 2.800%, 8/14/2008 - 10/10/2008	135,483,389
132,000,000	[1,2]	Versailles Commercial Paper LLC, 2.900% - 3.050%, 8/8/2008 - 11/4/2008	131,759,546
		TOTAL	267,242,935
		Finance - Retail--14.2%
75,000,000	[1,2]	Alpine Securitization Corp., 2.600%, 8/14/2008	74,929,583
125,000,000	[1,2]	Amsterdam Funding Corp., 2.700% - 2.740%, 9/17/2008 - 10/10/2008	124,424,167
604,825,000	[1,2]	Barton Capital LLC, 2.570% - 2.800%, 8/4/2008 - 10/8/2008	603,604,065
180,000,000	[1,2]	Chariot Funding LLC, 2.550% - 2.750%, 8/20/2008 - 9/18/2008	179,641,233
20,000,000	[1,2]	Enterprise Funding Co. LLC, 2.650%, 8/14/2008	19,980,861
57,151,000	[1,2]	Falcon Asset Securitization Company LLC, 2.550%, 8/26/2008	57,049,795
194,227,000	[1,2]	Jupiter Securitization Company LLC, 2.600% - 2.750%, 9/9/2008 - 9/18/2008	193,594,927
212,000,000	[1,2]	Salisbury Receivables Company LLC, 2.700% - 2.800%, 8/12/2008 - 9/16/2008	211,543,788
278,000,000	[1,2]	Sheffield Receivables Corp., 2.550% - 3.050%, 8/7/2008 - 1/13/2009	276,811,628
70,000,000	[1,2]	Tulip Funding Corp., 2.630%, 8/6/2008	69,974,431
248,500,000	[1,2]	Yorktown Capital LLC, 2.620% - 2.875%, 8/4/2008 - 10/20/2008	247,542,491
		TOTAL	2,059,096,969
Principal Amount			Value
		COMMERCIAL PAPER--continued [3]
		Food & Beverage--1.1%
$86,551,000	[1,2]	General Mills, Inc., 2.830% - 3.050%, 8/13/2008 - 9/15/2008	$86,236,951
11,000,000	[1,2]	H.J. Heinz Co., 2.900%, 8/14/2008	10,988,481
61,000,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 2.900%, 8/18/2008 - 9/2/2008	60,891,089
		TOTAL	158,116,521
		Pharmaceuticals and Health Care--0.1%
20,500,000	[1,2]	AstraZeneca PLC, 3.050%, 8/5/2008	20,493,053
		Publishing and Printing--1.0%
139,300,000	[1,2]	Gannett Co., Inc., 2.950% - 3.500%, 8/1/2008 - 10/15/2008	138,793,945
		TOTAL COMMERCIAL PAPER	3,860,034,195
		CORPORATE BOND--0.2%
		Retail--0.2%
22,000,000		Wal-Mart Stores, Inc., 5.748%, 6/1/2009	22,457,650
		CORPORATE NOTES--0.3%
		Banking--0.0%
6,500,000		Wells Fargo & Co., 3.551%, 5/1/2009	6,552,020
		Finance - Securities--0.3%
39,500,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	39,500,000
		TOTAL CORPORATE NOTES	46,052,020
		LOAN PARTICIPATION--0.4%
		Chemicals--0.4%
50,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 2.720%, 9/26/2008	50,000,000
		MUNICIPAL--0.1%
10,000,000		Lucas County, OH, 3.800%, 7/30/2009	10,026,057
		NOTES - VARIABLE--29.0% [4]
		Banking--19.4%
1,311,000		1901 4th Ave. Parking LLC, (Series 2004), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	1,311,000
1,480,000		AC, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,480,000
70,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 2.710%, 8/7/2008	70,000
85,000,000		Australia & New Zealand Banking Group, Melbourne, 2.916%, 9/10/2008	85,000,000
1,350,000		Avondale Commerce Park, Phase III LLP, Phase III, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,350,000
42,000,000	[1,2]	BNP Paribas SA, 2.719%, 8/19/2008	42,000,000
75,000,000	[1,2]	Bank of Ireland, 2.666%, 8/15/2008	75,000,000
120,000,000		Bank of Ireland, 2.991%, 10/22/2008	120,000,000
100,000,000		Bank of Montreal, 2.889% - 3.190%, 10/10/2008 - 10/31/2008	100,002,543
35,000,000	[1,2]	Bank of Montreal, 2.960%, 8/5/2008	35,000,000
68,000,000	[1,2]	Bank of Scotland, Edinburgh, 2.461%, 8/11/2008	68,000,000
315,000,000		Bank of Scotland, Edinburgh, 2.541% - 2.994%, 8/1/2008 - 8/12/2008	315,000,000
4,180,000		Baramax LLC, (Series 2002), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.610%, 8/6/2008	4,180,000
6,515,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,515,000
395,000		Bissett, William K. and Sheryl B., Multi-Option Adjustable Rate Notes, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	395,000
1,160,000		Broadway Investments, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,160,000
10,485,000		C-Mek Realty LLC, (Series 2007), (Bank of North Georgia LOC), 2.760%, 8/7/2008	10,485,000
2,206,000		CC Properties LLC, (Series 2002 A), Ronald & Phyllis Coleman, (Regions Bank, Alabama LOC), 2.530%, 8/7/2008	2,206,000
12,000,000		CV 40-Stone Oak Ltd., (Series 2005), (Compass Bank, Birmingham LOC), 2.500%, 8/7/2008	12,000,000
20,000,000	[1]	Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	20,000,000
8,260,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,260,000
1,210,000		Campbell Enterprises, (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	1,210,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$6,375,000		Capital Markets Access Co. LC, (Series 2006K), Properties, LLC., (Compass Bank, Birmingham LOC), 2.800%, 8/7/2008	$6,375,000
472,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 2.660%, 8/7/2008	472,000
11,590,000		Centra State Medical Arts Building LLC, (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/7/2008	11,590,000
4,535,000		Century Drive Associates, (Series 2001), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.560%, 8/6/2008	4,535,000
3,215,000		Charapp Family Ltd., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	3,215,000
3,845,000		Christian Life Assembly of the Assemblies of God, (Series 2003), (Fulton Bank LOC), 3.150%, 8/7/2008	3,845,000
3,780,000		Clark-Holder Clinic, PA, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,780,000
4,590,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	4,590,000
3,135,000		Commerce Towers LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,135,000
5,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	5,750,000
685,000		Continental Downtown Properties, (Huntington National Bank, Columbus, OH LOC), 3.500%, 8/7/2008	685,000
6,220,000		Continental Downtown Properties, (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.284%, 8/7/2008	6,220,000
50,000,000		Credit Agricole SA, 3.031%, 9/22/2008	50,000,000
6,245,000		Cruiser Properties LLC, (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.551%, 8/7/2008	6,245,000
4,485,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,485,000
22,640,000		Dynetics, Inc., Series 2004, (Compass Bank, Birmingham LOC), 2.460%, 8/7/2008	22,640,000
8,250,000		Effingham County, GA IDA, Flint River Services, Inc. (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	8,250,000
1,875,000		Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	1,875,000
2,525,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	2,525,000
3,940,000		Escambia County Enviromental Corp., (Series 2003), (RBC Bank (USA) LOC), 2.710%, 8/7/2008	3,940,000
14,165,000		First Assembly of God, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	14,165,000
2,885,000		First Baptist Church of Mt. Olive, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,885,000
1,595,000		First Baptist Church of West Monroe, LA, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,595,000
7,955,000		Fountainhead Enterprises LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	7,955,000
10,120,000		Frogtown LLC, (Series 2004), (Comerica Bank LOC), 3.400%, 8/7/2008	10,120,000
2,655,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	2,655,000
1,417,000		Gateway Foods, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,417,000
5,365,000		Georgia Crown Distributing Co., (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	5,365,000
1,025,000		Gerald T. Thom, Trustee U.A.D., March 27, 1997, (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	1,025,000
20,000,000		Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	20,000,000
1,585,000		Grossman Realty LLC, (Series 5), (Regions Bank, Alabama LOC), 2.610%, 8/7/2008	1,585,000
920,000		Guilford Capital LLC, (Series 2002 - D), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	920,000
2,905,000		Guilford Capital LLC, (Series 2002 - E), (Regions Bank, Alabama LOC), 2.960%, 8/7/2008	2,905,000
17,390,000		HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.660%, 8/7/2008	17,390,000
1,995,000		HFS Holdings LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,995,000
625,000		Hamilton Farm Bureau Cooperative, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	625,000
11,950,000		Harris County, GA Development Authority, (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	11,950,000
4,045,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	4,045,000
16,000,000		Hodges Bonded Warehouse, Inc., (Series 2007), (Columbus Bank and Trust Co., GA LOC), 2.710%, 8/7/2008	16,000,000
50,000,000	[1,2]	ING Bank N.V., 3.059%, 9/26/2008	50,000,000
500,000		Ilsco Corp., (U.S. Bank, N.A. LOC), 3.050%, 8/7/2008	500,000
3,500,000		Indian Hills Country Club, (Series 2000), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	3,500,000
40,500,000		JPMorgan Chase & Co., 2.463%, 8/4/2008	40,500,000
5,500,000		Jack W. Kidd, (Series 2003), (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	5,500,000
2,725,000		K & K Management Co., (Series 2000), (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	2,725,000
6,506,290		Katie Realty LLC, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	6,506,290
6,000,000		Maryland IDFA, Avalon Pharmaceutical, Inc., (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	6,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$705,000		Maryland IDFA, Gen-Vec, Inc. Facility (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	$705,000
19,320,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	19,320,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	16,000,000
9,005,000		McCullough Oil Bond Issue LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	9,005,000
24,800,000		Mesivta Yeshiva Rabbi Chaim Berlin, (Series 2005), (Allied Irish Banks PLC LOC), 2.494%, 8/7/2008	24,800,000
9,930,000		Mike Bowden, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	9,930,000
3,815,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	3,815,000
5,050,000		Mississippi Business Finance Corp., (First Tennessee Bank, N.A. LOC), 3.380%, 8/7/2008	5,050,000
8,890,000		Mountain Christian Church, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.561%, 8/1/2008	8,890,000
13,000,000		N.A.R.A.J.J.P.K. LLC, (Series 2008-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.610%, 8/7/2008	13,000,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.564%, 8/7/2008	3,000,000
85,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 2.460%, 8/7/2008	85,000,000
150,000,000		National Australia Bank Ltd., Melbourne, 2.882%, 9/6/2008	150,000,000
115,000,000		National City Bank, 2.408% - 2.715%, 8/1/2008 - 8/13/2008	115,000,000
25,000,000		Natixis, 2.991%, 10/1/2008	25,001,740
5,380,000		Neron Real Estate LLC, (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	5,380,000
2,464,000		Oceana County Freezer Storage, Inc., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,464,000
800,000		Oceana County Freezer Storage, Inc., (Series 1999), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	800,000
2,258,500		Orange Beach Marina, Inc., (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	2,258,500
32,600,000		Pearl Mississippi Urban Renewal, Childre Road Project, (First Tennessee Bank, N.A. LOC), 2.710%, 8/7/2008	32,600,000
845,000		R.M.D.H. Properties LLC, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	845,000
8,500,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 3.150%, 8/7/2008	8,500,000
2,820,000		Riverchase Office Road LLC, (First Commercial Bank, Birmingham, AL LOC), 2.750%, 8/7/2008	2,820,000
1,770,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 3.501%, 8/7/2008	1,770,000
145,000,000	[1,2]	Royal Bank of Canada, Montreal, 2.471%, 8/1/2008	145,000,000
55,000,000		Royal Bank of Canada, Montreal, 2.519%, 8/11/2008	55,000,000
85,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.490%, 8/1/2008	85,000,000
40,000,000	[1,2]	Royal Bank of Scotland PLC, Edinburgh, 2.858%, 8/21/2008	40,000,000
16,055,000		Schuster Enterprises, Inc., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	16,055,000
10,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	10,000,000
12,325,000		Shipley Group LP, (Series 2004), (RBS Citizens Bank N.A. LOC), 2.800%, 8/7/2008	12,325,000
6,750,000		Smith Land Improvement Corp., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	6,750,000
30,000,000	[1,2]	Societe Generale, Paris, 2.463%, 8/4/2008	30,000,000
3,310,000		Southeastern Partners Realty I, II, III, (Series 2003), (Bank of North Georgia LOC), 2.764%, 8/7/2008	3,310,000
6,170,000		Spencer Cos., Inc., (Series 2001), (First Commercial Bank, Birmingham, AL LOC), 2.564%, 8/7/2008	6,170,000
3,135,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	3,135,000
90,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 2.446% - 3.150%, 8/13/2008 - 10/27/2008	90,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	65,000,000
2,430,000		TNT Co., (Series 1998), (Huntington National Bank, Columbus, OH LOC), 3.440%, 8/7/2008	2,430,000
4,530,000		Tanya K. Nitterhouse, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	4,530,000
9,255,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.510%, 8/1/2008	9,255,000
8,440,000		Test Associates, (Series 2002), (Fulton Bank LOC), 3.150%, 8/7/2008	8,440,000
10,895,000		Thayer Properties LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 2.700%, 8/7/2008	10,895,000
80,000,000		Union Hamilton Special Purpose Funding LLC, (Series 2008-1), Tranche #1, (GTD by Wachovia Corp.), 3.301%, 9/29/2008	80,000,000
10,000,000	[1,2]	Union Hamilton Special Purpose Funding LLC, (Series 2008-2), (GTD by Wachovia Corp.), 3.276%, 9/22/2008	10,000,000
33,445,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 2.710%, 8/7/2008	33,445,000
Principal Amount or Shares			Value
		NOTES - VARIABLE--continued [4]
		Banking--continued
$5,000,000		Victory Storage Co., (Series 2008), (Columbus Bank and Trust Co., GA LOC), 2.760%, 8/7/2008	$5,000,000
1,425,000		Vulcan, Inc., (Series 2002), (Regions Bank, Alabama LOC), 2.710%, 8/7/2008	1,425,000
9,605,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 3.150%, 8/7/2008	9,605,000
10,410,000		WLB LLC, (Series 1997), (Columbus Bank and Trust Co., GA LOC), 2.510%, 8/7/2008	10,410,000
4,040,000		WMMT Properties LP, (Series 2003), (FirstMerit Bank, N.A. LOC), 3.750%, 8/7/2008	4,040,000
24,000,000		Wachovia Bank N.A., 3.191%, 10/6/2008	24,000,000
6,220,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/1/2008	6,220,000
136,500,000	[1,2]	Westpac Banking Corp. Ltd., Sydney, 2.460%, 8/18/2008	136,500,000
12,875,000		William Hill Manor, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/5/2008	12,875,000
6,005,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.560%, 8/6/2008	6,005,000
7,735,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (Commerce Bank N.A., Cherry Hill, NJ LOC), 2.510%, 8/7/2008	7,735,000
8,375,000		York County, PA IDA, (Series 2003-B), 3.050%, 8/7/2008	8,375,000
		TOTAL	2,809,489,073
		Brokerage--3.7%
25,000,000		Goldman Sachs Group, Inc., 2.278%, 8/1/2008	25,000,000
28,000,000	[1,2]	Goldman Sachs Group, Inc., 2.528%, 8/15/2008	28,000,052
208,500,000		Merrill Lynch & Co., Inc., 2.540% - 2.638%, 8/4/2008 - 8/26/2008	208,500,000
279,000,000		Morgan Stanley, 2.230% - 2.611%, 8/1/2008 - 8/27/2008	279,000,000
		TOTAL	540,500,052
		Electronics--0.5%
65,000,000	[1,2]	IBM International Group Capital LLC, (GTD by IBM Corp.), 2.869%, 8/26/2008	65,000,000
		Finance - Commercial--0.5%
73,570,000		General Electric Capital Corp., 2.170% - 2.481%, 8/1/2008 - 8/11/2008	73,531,209
		Finance - Retail--0.3%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 3.014%, 8/15/2008	43,000,000
		Finance - Securities--2.3%
150,000,000	[1,2]	Asscher Finance Corp., 2.656%, 8/15/2008 (Final Maturity 8/15/2008)	149,997,523
132,500,000	[1,2]	K2 (USA) LLC, (GTD by K2 Corp.), 2.090% - 2.675%, 8/1/2008 - 8/20/2008 (Final Maturity 8/1/2008 - 8/20/2008)	132,497,928
50,000,000	[1]	Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008 (Final Maturity 8/18/2008)	49,999,537
		TOTAL	332,494,988
		Government Agency--0.0%
4,155,000		Southwest Atlanta E.O.C., Inc., (Series 2006), (FHLB of Atlanta LOC), 2.500%, 8/7/2008	4,155,000
		Insurance--2.1%
85,000,000		Genworth Life Insurance Co., 3.082% - 3.134%, 8/11/2008 - 9/2/2008	85,000,000
15,000,000		Hartford Life Insurance Co., 3.173%, 8/1/2008	15,000,000
65,000,000		MetLife Insurance Co. of Connecticut, 2.772% - 3.121%, 9/2/2008 - 9/28/2008	65,000,000
25,000,000		Metropolitan Life Insurance Co., 3.171%, 10/1/2008	25,000,000
55,000,000		New York Life Insurance Co., 2.762%, 8/22/2008	55,000,000
55,000,000	[1,2]	Pacific Life Global Funding, 2.530% - 2.984%, 8/4/2008 - 8/11/2008	55,000,065
		TOTAL	300,000,065
		Oil & Oil Finance--0.2%
22,000,000		BP Capital Markets PLC, (GTD by BP PLC), 2.791%, 9/11/2008	22,000,000
		TOTAL NOTES - VARIABLE	4,190,170,387
		MUTUAL FUND--1.0%
150,000,000	[5]	AIM Short-Term Investments Co. Liquid Assets Portfolio, 2.558%	150,000,000
Principal Amount			Value
		TIME DEPOSITS--1.0%
		Banking--1.0%
$55,000,000		Toronto Dominion Bank, 2.188%, 8/1/2008	$55,000,000
95,000,000		WestLB AG, 2.188%, 8/1/2008	95,000,000
		TOTAL TIME DEPOSITS	150,000,000
		REPURCHASE AGREEMENTS--6.8%
500,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.25%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase securities provided as collateral for $1,500,093,750 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2038 and the market value of those underlying securities was $1,542,615,300.	500,000,000
400,217,000		Interest in $3,000,000,000 joint repurchase agreement 2.20%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,183,333 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,079,553,902.	400,217,000
81,000,000		Interest in $150,000,000 joint repurchase agreement 2.21%, dated 7/31/2008 under which Westdeutsche Landesbank Girozentrale, New York will repurchase securities provided as collateral for $150,009,208 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2013 and the market value of those underlying securities was $153,764,303.	81,000,000
		TOTAL REPURCHASE AGREEMENTS	981,217,000
		TOTAL INVESTMENTS--99.9% (AT AMORTIZED COST) [6]	14,444,659,052
		OTHER ASSETS AND LIABILITIES - NET--0.1% [7]	19,429,653
		TOTAL NET ASSETS--100%	$14,464,088,705

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $4,548,561,992, which represented 31.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At July 31, 2008, these liquid restricted securities amounted to $4,335,196,556, which represented 30.0% of total net assets.

3 Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.

4 Floating rate notes with current rate and next reset date shown.

5 7-Day net yield.

6 Also represents cost for federal tax purposes.

7 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

The following acronyms are used throughout this portfolio:

FHLB	--Federal Home Loan Bank
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit

See Notes which are an integral part of the Financial Statements

Treasury Obligations Fund
Portfolio of Investments Summary Tables

At July 31, 2008, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Repurchase Agreements	89.2%
U.S. Treasury Securities	10.9%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At July 31, 2008, the Fund's effective maturity 3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.4%
8-30 Days	3.6%
31-90 Days	3.2%
91-180 Days	6.1%
181 Days or more	4.8%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Treasury Obligations Fund
Portfolio of Investments

July 31, 2008

Principal Amount			Value
		REPURCHASE AGREEMENTS--89.2%
$4,129,857,000		Interest in $5,765,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,765,334,690 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $5,880,641,518.	$4,129,857,000
300,000,000		Repurchase agreement 2.12%, dated 7/31/2008 under which BNP Paribas Securities Corp. will repurchase a security provided as collateral for $300,017,667 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 4/15/2028 and the market value of that underlying security was $306,018,141.	300,000,000
192,000,000		Interest in $200,000,000 joint repurchase agreement 2.02%, dated 7/31/2008 under which Banc of America Securities LLC will repurchase a security provided as collateral for $200,011,222 on 8/1/2008.The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/21/2008 and the market value of that underlying security was $204,011,508.	192,000,000
453,000,000	[1]	Interest in $485,000,000 joint repurchase agreement 2.00%, dated 7/14/2008 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $487,451,944 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2016 and the market value of that underlying security was $495,167,239.	453,000,000
3,609,000,000		Interest in $3,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,825,222,063 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2030 and the market value of those underlying securities was $3,901,726,558.	3,609,000,000
100,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,005,806 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $102,111,384.	100,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $1,861,608,113.	1,609,000,000
359,000,000	[1]	Interest in $385,000,000 joint repurchase agreement 2.00%, dated 7/16/2008 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $386,925,000 on 10/14/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 2/15/2026 and the market value of that underlying security was $393,031,533.	359,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.98%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,005,500 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/28/2013 and the market value of those underlying securities was $102,005,616.	96,000,000
910,000,000	[1]	Interest in $985,000,000 joint repurchase agreement 2.00%, dated 7/24/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $986,696,389 on 8/25/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2016 and the market value of those underlying securities was $1,006,430,969.	910,000,000
3,784,000,000		Interest in $4,000,000,000 joint repurchase agreement 2.08%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $4,000,231,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $4,075,149,004.	3,784,000,000
1,000,000,000		Interest in repurchase agreement 2.20%, dated 7/31/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,061,111 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2037 and the market value of those underlying securities was $1,020,623,333.	1,000,000,000
784,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Dresdner Kleinwort Wassertstein will repurchase securities provided as collateral for $1,000,058,056 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,020,003,854.	784,000,000
284,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Fortis Securities LLC will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,029,643.	284,000,000
2,284,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $2,500,145,139 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2013 and the market value of those underlying securities was $2,550,002,469.	2,284,000,000
1,609,000,000		Interest in $1,825,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,825,105,951 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2025 and the market value of those underlying securities was $1,861,500,971.	1,609,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$500,000,000		Repurchase agreement 2.10%, dated 7/31/2008 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $500,029,167 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $510,004,282.	$500,000,000
400,000,000		Repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $400,023,222 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2016 and the market value of those underlying securities was $408,023,763.	400,000,000
369,000,000		Interest in $500,000,000 joint repurchase agreement 2.09%, dated 7/31/2008 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,029,028 on 8/1/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2018 and the market value of those underlying securities was $510,029,609.	369,000,000
96,000,000		Interest in $100,000,000 joint repurchase agreement 1.99%, dated 7/31/2008 under which UBS Securities LLC will repurchase a security provided as collateral for $100,005,528 on 8/1/2008. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 1/15/2027 and the market value of that underlying security was $102,004,003.	96,000,000
		TOTAL REPURCHASE AGREEMENTS	22,867,857,000
		U.S. TREASURY--10.9%
682,500,000	[2]	United States Treasury Bills, 2.095% - 2.170%, 12/11/2008	677,194,700
910,000,000	[2]	United States Treasury Bills, 2.225% - 2.350%, 12/18/2008	902,046,063
225,000,000	[2]	United States Treasury Bills, 2.295%, 7/2/2009	220,194,844
228,000,000	[2]	United States Treasury Bills, 2.425%, 6/4/2009	223,284,992
311,750,000		United States Treasury Notes, 4.500%, 3/31/2009	317,291,154
224,000,000		United States Treasury Notes, 4.875%, 1/31/2009	227,464,912
91,500,000		United States Treasury Notes, 4.875%, 5/15/2009	93,315,576
137,500,000		United States Treasury Notes, 4.875%, 5/31/2009	140,502,201
		TOTAL U.S. TREASURY	2,801,294,442
		TOTAL INVESTMENTS--100.1% (AT AMORTIZED COST) [3]	25,669,151,442
		OTHER ASSETS AND LIABILITIES - NET--(0.1)% [4]	(20,956,659)
		TOTAL NET ASSETS--100%	$25,648,194,783

1 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

2 Discount rate at time of purchase.

3 Also represents cost for federal tax purposes.

4 Assets, other than investment in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

See Notes which are an integral part of the Financial Statements

Statements of Assets And Liabilities

July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Assets:
Investments in repurchase agreements	$13,617,200,000	$--	$1,227,538,000
Investments in securities	17,133,604,892	5,329,244,094	12,847,665,700
Total investments in securities, at amortized cost and value	30,750,804,892	5,329,244,094	14,075,203,700
Cash	--	680,059	3,509,561
Income receivable	62,824,915	17,525,956	24,691,643
Receivable for shares sold	11,859,049	1,720,800	1,811,879
TOTAL ASSETS	30,825,488,856	5,349,170,909	14,105,216,783
Liabilities:
Payable for investments purchased	--	32,653,818	--
Payable for shares redeemed	12,107,804	1,067,395	960,063
Bank overdraft	504,658	--	--
Payable for Directors'/Trustees' fees	642	4,501	--
Payable for distribution services fee (Note 5)	131,051	--	--
Payable for shareholder services fee (Note 5)	1,546,951	271,966	452,572
Income distribution payable	25,933,679	1,148,507	10,739,833
Accrued expenses	1,417,111	173,522	447,748
TOTAL LIABILITIES	41,641,896	35,319,709	12,600,216
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Net Assets Consist of:
Paid-in capital	$30,783,980,212	$5,313,382,219	$14,092,879,834
Accumulated net realized gain on investments	--	463,748	--
Undistributed (distributions in excess of) net income	(133,252)	5,233	(263,267)
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Net Assets:
Institutional Shares	$20,425,207,086	$3,192,964,990	$10,476,830,337
Institutional Service Shares	8,770,059,939	964,094,436	2,120,381,234
Institutional Capital Shares	1,128,742,941	1,156,791,774	1,495,404,996
Trust Shares	459,836,994	--	--
TOTAL NET ASSETS	$30,783,846,960	$5,313,851,200	$14,092,616,567
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	20,425,493,314	3,191,875,380	10,476,789,413
Institutional Service Shares	8,770,029,715	964,372,893	2,120,811,577
Institutional Capital Shares	1,128,861,845	1,157,133,945	1,495,298,601
Trust Shares	459,595,346	--	--
Net Asset Value, Offering Price And Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	$1.00	--	--

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

July 31, 2008

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Assets:
Investments in repurchase agreements	$184,184,000	$981,217,000	$22,867,857,000
Investments in securities	3,090,625,416	13,463,442,052	2,801,294,442
Total investments in securities, at amortized cost and value	3,274,809,416	14,444,659,052	25,669,151,442
Cash	811,978	269,460	--
Income receivable	7,396,075	27,431,466	9,155,142
Receivable for shares sold	7,670	12,182,262	5,847,221
TOTAL ASSETS	3,283,025,139	14,484,542,240	25,684,153,805
Liabilities:
Payable for shares redeemed	16,441	7,713,195	1,505,871
Bank overdraft	--	--	999,163
Payable for custodian fees	24,193	97,158	165,003
Payable for transfer and dividend disbursing agent fees and expenses	61,673	89,324	17,525
Payable for Directors'/Trustees' fees	4,315	8,046	--
Payable for auditing fees	17,945	--	--
Payable for portfolio accounting fees	14,975	14,973	15,974
Payable for distribution services fee (Note 5)	--	--	242,959
Payable for shareholder services fee (Note 5)	314,914	832,017	1,031,534
Income distribution payable	558,279	11,652,685	30,851,785
Accrued expenses	39,296	46,137	1,129,208
TOTAL LIABILITIES	1,052,031	20,453,535	35,959,022
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Net Assets Consist of:
Paid-in capital	$3,281,989,526	$14,464,450,088	$25,648,391,087
Distributions in excess of net investment income	(16,418)	(361,383)	(196,304)
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Net Assets:
Institutional Shares	$1,231,446,346	$7,344,141,760	$17,018,264,418
Institutional Service Shares	1,218,247,287	2,319,962,371	5,863,863,679
Institutional Capital Shares	832,279,475	4,799,984,574	1,640,797,903
Trust Shares	--	--	1,125,268,783
TOTAL NET ASSETS	$3,281,973,108	$14,464,088,705	$25,648,194,783
Shares Outstanding, No Par Value, Unlimited Shares Authorized:
Institutional Shares	1,231,236,983	7,343,700,216	17,019,092,900
Institutional Service Shares	1,218,342,200	2,320,205,186	5,863,549,158
Institutional Capital Shares	832,410,343	4,800,544,686	1,640,430,770
Trust Shares	--	--	1,125,318,259
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares	$1.00	$1.00	$1.00
Institutional Service Shares	$1.00	$1.00	$1.00
Institutional Capital Shares	$1.00	$1.00	$1.00
Trust Shares	--	--	$1.00

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Government Obligations Fund	Municipal Obligations Fund	Prime Cash Obligations Fund
Investment Income:
Interest	$933,161,788	$179,678,138	$472,395,748
Expenses:
Investment adviser fee (Note 5)	52,719,542	11,615,360	23,282,546
Administrative personnel and services fee (Note 5)	20,638,153	4,553,900	9,118,059
Custodian fees	955,654	223,970	433,097
Transfer and dividend disbursing agent fees and expenses	562,677	475,011	289,241
Directors'/Trustees' fees	185,040	56,153	70,942
Auditing fees	19,700	18,700	18,699
Legal fees	20,478	31,681	18,078
Portfolio accounting fees	198,718	186,352	186,502
Distribution services fee--Trust Shares (Note 5)	947,266	--	--
Shareholder services fee--Institutional Service Shares (Note 5)	13,543,785	1,790,283	3,809,803
Shareholder services fee--Institutional Capital Shares (Note 5)	1,149,143	1,251,167	920,489
Account administration fee--Institutional Service Shares	3,881,644	189,080	911,257
Account administration fee--Institutional Capital Shares	159,690	3,123	244,502
Account administration fee--Trust Shares	942,902	--	--
Share registration costs	888,794	234,664	398,588
Printing and postage	322,572	62,936	86,030
Insurance premiums	62,719	24,795	34,075
Miscellaneous	68,017	24,822	51,789
TOTAL EXPENSES	97,266,494	20,741,997	39,873,697
Waivers, Reimbursement and Expense Reduction:
Waiver of investment adviser fee (Note 5)	(22,068,412)	(6,640,015)	(12,212,773)
Waiver of administrative personnel and services fee (Note 5)	(562,757)	(130,157)	(251,930)
Reduction of custodian fees	--	(127,958)	--
Reimbursement of shareholder services fee--Institutional Capital Shares (Note 5)	(707)	(3,133)	(1,612)
TOTAL WAIVERS, REIMBURSEMENT AND EXPENSE REDUCTION	(22,631,876)	(6,901,263)	(12,466,315)
Net expenses	74,634,618	13,840,734	27,407,382
Net investment income	858,527,170	165,837,404	444,988,366
Net realized gain on investments	--	621,229	--
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$858,527,170	$166,458,633	$444,988,366

See Notes which are an integral part of the Financial Statements

Statements of Operations

Year Ended July 31, 2008

	Prime Management Obligations Fund	Prime Value Obligations Fund	Treasury Obligations Fund
Investment Income:
Interest	$152,234,834	$623,348,017	$793,404,035
Expenses:
Investment adviser fee (Note 5)	7,245,600	29,684,240	51,884,166
Administrative personnel and services fee (Note 5)	2,840,159	11,633,389	20,315,422
Custodian fees	144,962	612,929	924,348
Transfer and dividend disbursing agent fees and expenses	728,964	584,352	189,665
Directors'/Trustees' fees	37,283	128,748	158,246
Auditing fees	17,700	19,900	19,700
Legal fees	17,266	19,763	20,869
Portfolio accounting fees	186,502	186,751	198,501
Distribution services fee--Trust Shares (Note 5)	--	--	3,188,099
Shareholder services fee--Institutional Service Shares (Note 5)	3,063,191	5,597,128	11,614,469
Shareholder services fee--Institutional Capital Shares (Note 5)	879,438	3,538,312	1,201,227
Account administration fee--Institutional Service Shares	144,076	398,230	3,392,219
Account administration fee--Institutional Capital Shares	570	55,664	170,701
Account administration fee--Trust Shares	--	--	3,088,967
Share registration costs	185,579	160,477	819,563
Printing and postage	44,095	108,341	77,076
Insurance premiums	16,291	50,603	73,039
Interest expense	--	4,986	--
Miscellaneous	21,735	43,851	62,091
TOTAL EXPENSES	15,573,411	52,827,664	97,398,368
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	(5,246,664)	(16,952,538)	(21,029,811)
Waiver of administrative personnel and services fee	(80,712)	(328,512)	(557,906)
Reimbursement of distribution services fee--Trust Shares	--	--	(52,152)
Reimbursement of shareholder services fee--Institutional Service Shares	--	(2,000)	--
Reimbursement of shareholder services fee--Institutional Capital Shares	(723)	(9,526)	(1,376)
TOTAL WAIVERS AND REIMBURSEMENTS	(5,328,099)	(17,292,576)	(21,641,245)
Net expenses	10,245,312	35,535,088	75,757,123
Net investment income	$141,989,522	$587,812,929	$717,646,912

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Government Obligations Fund		Municipal Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$858,527,170	$610,237,198	$165,837,404	$209,505,741
Net realized gain on investments	--	--	621,229	301,024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	858,527,170	610,237,198	166,458,633	209,806,765
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(588,821,794)	(388,506,266)	(110,310,642)	(147,483,093)
Institutional Service Shares	(214,176,447)	(187,401,781)	(20,467,274)	(25,286,569)
Institutional Capital Shares	(45,201,657)	(24,246,736)	(35,053,761)	(36,731,978)
Trust Shares	(10,469,154)	(10,180,185)	--	--
Distributions from net realized gain on investments
Institutional Shares	--	--	(223,614)	--
Institutional Service Shares	--	--	(35,837)	--
Institutional Capital Shares	--	--	(69,385)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(858,669,052)	(610,334,968)	(166,160,513)	(209,501,640)
Share Transactions:
Proceeds from sale of shares	194,558,519,755	100,219,379,000	40,257,851,078	52,852,336,621
Proceeds from shares issued in connection with the tax-free transfer of assets from Liquid Cash Trust	98,361,755	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	460,128,229	316,591,643	138,040,274	178,676,397
Cost of shares redeemed	(178,420,238,444)	(97,043,441,744)	(41,018,763,550)	(52,088,434,561)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	3,492,528,899	(622,872,198)	942,578,457
Change in net assets	16,696,629,413	3,492,431,129	(622,574,078)	942,883,582
Net Assets:
Beginning of period	14,087,217,547	10,594,786,418	5,936,425,278	4,993,541,696
End of period	$30,783,846,960	$14,087,217,547	$5,313,851,200	$5,936,425,278
Undistributed (distributions in excess of) net investment income	$(133,252)	$8,630	$5,233	$(494)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Cash Obligations Fund		Prime Management Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$444,988,366	$441,880,176	$141,989,522	$206,226,767
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(330,597,555)	(314,317,407)	(59,545,566)	(93,924,771)
Institutional Service Shares	(69,971,725)	(83,203,767)	(47,563,100)	(65,080,398)
Institutional Capital Shares	(44,635,445)	(44,379,641)	(34,891,724)	(47,248,040)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(445,204,725)	(441,900,815)	(142,000,390)	(206,253,209)
Share Transactions:
Proceeds from sale of shares	86,930,636,198	69,936,215,108	12,984,975,686	17,524,365,987
Net asset value of shares issued to shareholders in payment of distributions declared	260,529,963	241,441,642	125,293,764	185,678,744
Cost of shares redeemed	(81,423,553,383)	(69,136,659,039)	(14,261,927,325)	(17,023,725,865)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	1,040,997,711	(1,151,657,875)	686,318,866
Change in net assets	5,767,396,419	1,040,977,072	(1,151,668,743)	686,292,424
Net Assets:
Beginning of period	8,325,220,148	7,284,243,076	4,433,641,851	3,747,349,427
End of period	$14,092,616,567	$8,325,220,148	$3,281,973,108	$4,433,641,851
Distributions in excess of net investment income	$(263,267)	$(46,908)	$(16,418)	$(5,550)

See Notes which are an integral part of the Financial Statements

Statements of Changes In Net Assets

	Prime Value Obligations Fund		Treasury Obligations Fund
Year Ended July 31	2008	2007	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$587,812,929	$633,229,756	$717,646,912	$701,947,284
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(364,126,387)	(436,307,843)	(475,270,293)	(337,153,887)
Institutional Service Shares	(89,938,328)	(99,269,185)	(171,934,535)	(270,525,221)
Institutional Capital Shares	(134,116,555)	(97,571,485)	(37,271,542)	(51,279,269)
Trust Shares	--	--	(33,295,230)	(43,001,403)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(588,181,270)	(633,148,513)	(717,771,600)	(701,959,780)
Share Transactions:
Proceeds from sale of shares	88,854,673,614	102,184,225,974	147,204,242,100	67,240,816,072
Net asset value of shares issued to shareholders in payment of distributions declared	383,924,814	472,228,988	206,374,418	203,283,357
Cost of shares redeemed	(89,614,332,172)	(97,708,038,618)	(136,905,525,798)	(66,261,597,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(375,733,744)	4,948,416,344	10,505,090,720	1,182,501,987
Change in net assets	(376,102,085)	4,948,497,587	10,504,966,032	1,182,489,491
Net Assets:
Beginning of period	14,840,190,790	9,891,693,203	15,143,228,751	13,960,739,260
End of period	$14,464,088,705	$14,840,190,790	$25,648,194,783	$15,143,228,751
Undistributed (distributions in excess of) net investment income	$(361,383)	$6,958	$(196,304)	$(71,616)

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

July 31, 2008

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 39 portfolios. The financial statements of the following portfolios (individually referred to as the "Fund" or collectively as the "Funds") are presented herein:

Portfolio Name	Diversification	Classes of Shares	Investment Objective
Government Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.
Municipal Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income exempt from all federal regular income tax consistent with stability of principal.
Prime Cash Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Prime Management Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal.
Prime Value Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares	To provide current income consistent with stability of principal and liquidity.
Treasury Obligations Fund	diversified	Institutional Shares Institutional Service Shares Institutional Capital Shares Trust Shares	To provide current income consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. All shares of the Funds have equal rights with respect to voting, except on class specific matters. The financial highlights of the Institutional Shares, Institutional Service Shares and the Trust Shares are presented separately. Interest income from the investments of Municipal Obligations Fund may be subject to the federal AMT for individuals and corporations and state and local taxes.

On April 11, 2008, Government Obligations Fund received assets from Liquid Cash Trust as the result of a tax-free reorganization, as follows:

Institutional Shares of Government Obligations Fund Issued	Liquid Cash Trust Net Assets Received	Net Assets of Government Obligations Fund Immediately prior to Combination	Net Assets of Liquid Cash Trust Immediately Prior to Combination	Net Assets of Government Obligations Fund Immediately After Combination
98,361,755	$98,361,755	$33,267,094,169	$98,361,755	$33,365,455,924

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act. Shares of other mutual funds are valued based upon their reported net asset value.

On September 7, 2008, the Federal Housing Finance Authority (FHFA) placed the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) in conservatorship with FHFA as the conservator. The goal of these actions is to help restore confidence in FNMA and FHLMC, enhance their capacity to fulfill their mission and mitigate the systemic risk that has contributed directly to the instability in the current market. Immediately following this action, the fair value of mortgage-backed securities of FNMA and FHLMC was impacted positively.

Repurchase Agreements

It is the policy of the Funds to require the other party to a repurchase agreement to transfer to the Funds' custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a "securities entitlement" and exercise "control" as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Funds in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Funds' Adviser and its affiliates. The Funds will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Municipal Obligations Fund has not invested in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is each Fund's policy to comply with subchapter M provision of the Internal Revenue Code (the "Code") and to distribute each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on August 1, 2007. As of and during the year ended July 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2008, tax years 2005 through 2008 remain subject to examination by the funds' major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by Trustees. The Funds will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Cash Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2006-1, Class A3, 2.783%, 8/15/2008	6/6/2008	$18,128,403
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$18,010,677
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/2/2008	5/12/2008	$23,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$40,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Management Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.994%, 4/15/2009	3/14/2008	$ 6,003,559
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$10,202,007
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.374%, 7/6/2009	6/12/2008	$ 8,863,672
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$15,000,000

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Prime Value Obligations Fund at July 31, 2008, is as follows:

Security	Acquisition Date	Acquisition Cost
CAL Securitization Trust 2008-1, Class A1, 2.995%, 4/15/2009	3/14/2008	$21,012,457
CARL No. 10 Note Repackaging Trust, Class A1, 3.465%, 7/15/2009	6/18/2008	$42,966,922
CIT Canada Equipment Receivables Trust 2008-1, Class A1, 3.375%, 7/6/2009	6/12/2008	$39,886,520
Calamos Global Dynamic Income Fund, (Wachovia Bank N.A. LOC), 3.216%, 9/1/2008	5/12/2008	$20,000,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 2.749%, 8/18/2008	8/13/2007	$49,990,000
Sigma Finance, Inc., (GTD by Sigma Finance Corp.), 5.415%, 8/5/2008	7/5/2007	$39,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Government Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	149,436,526,380	$149,436,526,380	75,889,159,353	$75,889,159,353
Shares issued in connection with tax-free transfer of assets from Liquid Cash Trust	98,361,755	98,361,755	--	--
Shares issued to shareholders in payment of distributions declared	320,190,657	320,190,657	197,604,600	197,604,600
Shares redeemed	(138,372,784,513)	(138,372,784,513)	(73,763,192,844)	(73,763,192,844)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	11,482,294,279	$11,482,294,279	2,323,571,109	$2,323,571,109

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	38,144,338,778	$38,144,338,778	19,110,014,692	$19,110,014,692
Shares issued to shareholders in payment of distributions declared	94,646,152	94,646,152	90,883,175	90,883,175
Shares redeemed	(33,736,334,276)	(33,736,334,276)	(18,426,895,947)	(18,426,895,947)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,502,650,654	$4,502,650,654	774,001,920	$774,001,920

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,956,024,290	$4,956,024,290	843,228,727	$843,228,727
Shares issued to shareholders in payment of distributions declared	41,710,472	41,710,472	23,858,170	23,858,170
Shares redeemed	(4,506,358,228)	(4,506,358,228)	(607,030,491)	(607,030,491)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	491,376,534	$491,376,534	260,056,406	$260,056,406

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,021,630,307	$2,021,630,307	4,376,976,228	$4,376,976,228
Shares issued to shareholders in payment of distributions declared	3,580,948	3,580,948	4,245,698	4,245,698
Shares redeemed	(1,804,761,427)	(1,804,761,427)	(4,246,322,462)	(4,246,322,462)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	220,449,828	$220,449,828	134,899,464	$134,899,464
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	16,696,771,295	$16,696,771,295	3,492,528,899	$3,492,528,899

	Municipal Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	33,205,585,711	$33,205,585,711	45,967,222,116	$45,967,222,116
Shares issued to shareholders in payment of distributions declared	88,698,136	88,698,136	124,305,286	124,305,286
Shares redeemed	(34,169,177,848)	(34,169,177,848)	(45,515,788,493)	(45,515,788,493)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(874,894,001)	$(874,894,001)	575,738,909	$575,738,909

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,753,478,053	$2,753,478,053	2,589,776,100	$2,589,776,100
Shares issued to shareholders in payment of distributions declared	17,126,580	17,126,580	21,448,639	21,448,639
Shares redeemed	(2,663,115,038)	(2,663,115,038)	(2,374,942,589)	(2,374,942,589)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	107,489,595	$107,489,595	236,282,150	$236,282,150

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,298,787,314	$4,298,787,314	4,295,338,405	$4,295,338,405
Shares issued to shareholders in payment of distributions declared	32,215,558	32,215,558	32,922,472	32,922,472
Shares redeemed	(4,186,470,664)	(4,186,470,664)	(4,197,703,479)	(4,197,703,479)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	144,532,208	$144,532,208	130,557,398	$130,557,398
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(622,872,198)	$(622,872,198)	942,578,457	$942,578,457

	Prime Cash Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	75,124,339,260	$75,124,339,260	57,066,646,830	$57,066,646,830
Shares issued to shareholders in payment of distributions declared	186,822,681	186,822,681	165,869,747	165,869,747
Shares redeemed	(70,263,199,123)	(70,263,199,123)	(56,167,371,716)	(56,167,371,716)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,047,962,818	$5,047,962,818	1,065,144,861	$1,065,144,861

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,810,937,052	$6,810,937,052	7,400,126,195	$7,400,126,195
Shares issued to shareholders in payment of distributions declared	45,218,626	45,218,626	42,335,309	42,335,309
Shares redeemed	(6,649,380,946)	(6,649,380,946)	(7,461,290,329)	(7,461,290,329)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	206,774,732	$206,774,732	(18,828,825)	$(18,828,825)

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,995,359,886	$4,995,359,886	5,469,442,083	$5,469,442,083
Shares issued to shareholders in payment of distributions declared	28,488,656	28,488,656	33,236,586	33,236,586
Shares redeemed	(4,510,973,314)	(4,510,973,314)	(5,507,996,994)	(5,507,996,994)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	512,875,228	$512,875,228	(5,318,325)	$(5,318,325)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,767,612,778	$5,767,612,778	1,040,997,711	$1,040,997,711

	Prime Management Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,379,634,595	$10,379,634,595	13,847,883,231	$13,847,883,231
Shares issued to shareholders in payment of distributions declared	46,823,172	46,823,172	75,270,744	75,270,744
Shares redeemed	(10,876,642,088)	(10,876,642,088)	(14,227,824,396)	(14,227,824,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(450,184,321)	$(450,184,321)	(304,670,421)	$(304,670,421)

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,368,743,602	$1,368,743,602	1,682,595,548	$1,682,595,548
Shares issued to shareholders in payment of distributions declared	44,007,112	44,007,112	63,279,719	63,279,719
Shares redeemed	(1,766,341,352)	(1,766,341,352)	(1,201,099,167)	(1,201,099,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(353,590,638)	$(353,590,638)	544,776,100	$544,776,100

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,236,597,489	$1,236,597,489	1,993,887,208	$1,993,887,208
Shares issued to shareholders in payment of distributions declared	34,463,480	34,463,480	47,128,281	47,128,281
Shares redeemed	(1,618,943,885)	(1,618,943,885)	(1,594,802,302)	(1,594,802,302)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	(347,882,916)	$(347,882,916)	446,213,187	$446,213,187
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,151,657,875)	$(1,151,657,875)	686,318,866	$686,318,866

	Prime Value Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	70,899,587,926	$70,899,587,926	84,739,554,103	$84,739,554,103
Shares issued to shareholders in payment of distributions declared	278,528,384	278,528,384	358,525,653	358,525,653
Shares redeemed	(73,857,260,874)	(73,857,260,874)	(81,783,683,787)	(81,783,683,787)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,679,144,564)	$(2,679,144,564)	3,314,395,969	$3,314,395,969

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,555,283,981	$7,555,283,981	7,183,101,065	$7,183,101,065
Shares issued to shareholders in payment of distributions declared	73,737,023	73,737,023	80,756,058	80,756,058
Shares redeemed	(7,591,844,749)	(7,591,844,749)	(6,736,648,129)	(6,736,648,129)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	37,176,255	$37,176,255	527,208,994	$527,208,994

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,399,801,707	$10,399,801,707	10,261,570,806	$10,261,570,806
Shares issued to shareholders in payment of distributions declared	31,659,407	31,659,407	32,947,277	32,947,277
Shares redeemed	(8,165,226,549)	(8,165,226,549)	(9,187,706,702)	(9,187,706,702)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	2,266,234,565	$2,266,234,565	1,106,811,381	$1,106,811,381
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(375,733,744)	$(375,733,744)	4,948,416,344	$4,948,416,344

	Treasury Obligations Fund
Year Ended July 31	2008		2007
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,213,459,110	$121,213,459,110	37,889,992,415	$37,889,992,415
Shares issued to shareholders in payment of distributions declared	169,163,577	169,163,577	143,330,476	143,330,476
Shares redeemed	(111,086,615,688)	(111,086,615,688)	(37,729,469,179)	(37,729,469,179)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,296,006,999	$10,296,006,999	303,853,712	$303,853,712

Year Ended July 31	2008		2007
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,811,938,832	$18,811,938,832	21,388,216,417	$21,388,216,417
Shares issued to shareholders in payment of distributions declared	30,397,906	30,397,906	48,349,298	48,349,298
Shares redeemed	(19,102,584,626)	(19,102,584,626)	(21,025,359,506)	(21,025,359,506)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(260,247,888)	$(260,247,888)	411,206,209	$411,206,209

Year Ended July 31	2008		2007
Institutional Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,857,193,915	$4,857,193,915	6,042,473,500	$6,042,473,500
Shares issued to shareholders in payment of distributions declared	5,445,379	5,445,379	9,205,389	9,205,389
Shares redeemed	(4,360,157,358)	(4,360,157,358)	(5,951,055,848)	(5,951,055,848)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	502,481,936	$502,481,936	100,623,041	$100,623,041

Year Ended July 31	2008		2007
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,321,650,243	$2,321,650,243	1,920,133,740	$1,920,133,740
Shares issued to shareholders in payment of distributions declared	1,367,556	1,367,556	2,398,194	2,398,194
Shares redeemed	(2,356,168,126)	(2,356,168,126)	(1,555,712,909)	(1,555,712,909)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(33,150,327)	$(33,150,327)	366,819,025	$366,819,025
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	10,505,090,720	$10,505,090,720	1,182,501,987	$1,182,501,987

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2008 and 2007, was as follows:

	2008			2007
	Tax-Exempt Income	Ordinary Income [1]	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income [1]
Government Obligations Fund	--	$858,668,869	$ 183	--	$610,334,968
Municipal Obligations Fund	$165,831,677	$ 157,480	$171,356	$209,501,640	--
Prime Cash Obligations Fund	--	$445,204,725	--	--	$441,900,815
Prime Management Obligations Fund	--	$142,000,390	--	--	$206,253,209
Prime Value Obligations Fund	--	$588,181,270	--	--	$633,148,513
Treasury Obligations Fund	--	$717,771,600	--	--	$701,959,780

1 For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2008, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed (Distributions in Excess of) Tax-Exempt Income	Undistributed (Distributions in Excess of) Ordinary Income	Undistributed Long-Term Capital Gain
Government Obligations Fund	--	$(133,252)	--
Municipal Obligations Fund	$5,233	$ 185,134	$278,614
Prime Cash Obligations Fund	--	$(263,267)	--
Prime Management Obligations Fund	--	$ (16,418)	--
Prime Value Obligations Fund	--	$(361,383)	--
Treasury Obligations Fund	--	$ 196,304	--

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Funds' investment adviser (the "Adviser"). The advisory agreement between the Funds and the Adviser provides for an annual fee equal to 0.20% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

For the year ended July 31, 2008, the Adviser voluntarily waived the following fees:

Fund	Adviser Fee Waiver
Government Obligations Fund	$22,068,412
Municipal Obligations Fund	$ 6,640,015
Prime Cash Obligations Fund	$12,212,773
Prime Management Obligations Fund	$ 5,246,664
Prime Value Obligations Fund	$16,952,538
Treasury Obligations Fund	$21,029,811

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2008, the net fee paid to FAS was 0.076% of average daily net assets of each Fund.

For the year ended July 31, 2008, FAS waived the following fees:

Fund	Administrative Fee Waiver
Government Obligations Fund	$562,757
Municipal Obligations Fund	$130,157
Prime Cash Obligations Fund	$251,930
Prime Management Obligations Fund	$ 80,712
Prime Value Obligations Fund	$328,512
Treasury Obligations Fund	$557,906

Distribution Services Fee

Government Obligations Fund and Treasury Obligations Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of their Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that Government Obligations Fund and Treasury Obligations Fund may incur distribution expenses at 0.25% of average daily net assets of the Funds' Trust Shares, annually, to compensate FSC. FSC may voluntarily choose to waive and/or reimburse any portion of its fee. FSC can modify or terminate this voluntary waiver/reimbursement at any time at its sole discretion. For the year ended July 31, 2008, FSC voluntarily reimbursed $52,152 for Treasury Obligations Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2008, FSC did not retain any fees paid by the Funds.

Shareholder Services Fee

The Funds may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Funds' Institutional Shares, Institutional Service Shares and Institutional Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Funds for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time.

For the year ended July 31, 2008, FSSC voluntarily reimbursed the following fees:

Fund	Shareholder Services Fees Reimbursed
Government Obligations Fund	$ 707
Municipal Obligations Fund	$ 3,133
Prime Cash Obligations Fund	$ 1,612
Prime Management Obligations Fund	$ 723
Prime Value Obligations Fund	$11,526
Treasury Obligations Fund	$ 1,376

For the year ended July 31, 2008, FSSC did not receive any fees paid by the Funds. For the year ended July 31, 2008, the Institutional Shares for the Funds did not incur a shareholder services fee.

INTERFUND TRANSACTIONS

During the year ended July 31, 2008, the Municipal Obligations Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund	Purchases	Sales
Municipal Obligations Fund	$4,863,045,000	$11,051,264,452

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. EXPENSE REDUCTION

For Municipal Obligations Fund, through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2008, the Fund's expenses were reduced by $127,958 under these arrangements.

7. CONCENTRATION OF RISK

A substantial part of the portfolios of Prime Cash Obligations Fund, Prime Management Obligations Fund and Prime Value Obligations Fund may be comprised of obligations of banks. As a result, these Funds may be more susceptible to any economic, business, political or other developments which generally affect these entities.

8. LINE OF CREDIT

The Funds participate in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the Funds did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from or lend money to other participating affiliated funds. As of July 31, 2008, there were no outstanding loans. During the year ended July 31, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended July 31, 2008, the amount of long-term capital gains designated by the Fund was $183 and $171,356 for Government Obligations Fund and Municipal Obligations Fund, respectively.

For the year ended July 31, 2008, 100.0%, of the distributions from net investment income for Municipal Obligations Fund was exempt from federal income tax, other than, in the case of the Municipal Obligations Fund, the federal AMT.

For the fiscal year ended July 31, 2008, 100.0%, 94.76%, 95.31% and 100.00% of dividends paid by the Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund and Treasury Obligations Fund, respectively, are interest-related dividends, as provided by the American Jobs Creation Act of 2004.

Shareholder Meeting Results (unaudited)

A Special Meeting of Shareholders of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund, all portfolios of Money Market Obligations Trust (the "Trust") was held on March 18, 2008. On January 18, 2008, the record date for shareholders voting at the meeting, there were 182,155,116,740 total outstanding shares of the Trust. The following items were considered by shareholders of the Trust and the results of their voting were as follows:

AGENDA ITEM 1

To elect five Trustees. 1

Name	For	Withheld
Nicholas P. Constantakis	61,664,488,031	513,386,538
J. Christopher Donahue	61,693,660,618	484,213,951
R. James Nicholson	61,671,629,324	506,245,228
Thomas M. O'Neill	61,688,131,563	489,732,592
James F. Will	61,682,345,729	495,518,426

1 The following Trustees continued their terms: John F. Donahue, Thomas G. Bigley, John T. Conroy, Jr., John F. Cunningham, Peter E. Madden, Charles F. Mansfield, Jr., John E. Murray, Jr., Marjorie P. Smuts and John S. Walsh.

A Special Meeting of Shareholders of Prime Cash Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 12,540,113,880 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
5,693,792,268	277,505,968	435,360,669

A Special Meeting of Shareholders of Prime Management Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 3,636,132,962 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
1,716,018,942	91,367,217	57,362,594

A Special Meeting of Shareholders of Prime Value Obligations Fund was held on August 15, 2008. On April 7, 2008, the record date for shareholders voting at the meeting, there were 14,957,718,809 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

AGENDA ITEM 1

To approve or disapprove amending the Fund's fundamental investment limitation regarding concentration of its investments.

For	Against	Abstentions and Broker Non-Votes
6,722,710,265	225,493,740	792,915,070

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Government Obligations Fund, Municipal Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Treasury Obligations Fund (collectively, the Funds), each a portfolio of Money Market Obligations Trust, as of July 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to August 1, 2006, were audited by other independent registered public accountants whose report thereon dated September 22, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
September 24, 2008

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 5800 Corporate Drive, Pittsburgh, PA 15237-7000; Attention: Mutual Fund Board. As of December 31, 2007, the Trust comprised 40 portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 TRUSTEE Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: April 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: October 1988	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Deborah A. Cunningham has been the Prime Cash Fund and Prime Value Fund's portfolio manager since November 1996, the Prime Management Fund's portfolio manager since April 2003 and the Prime Fund's portfolio manager since July 1991. Ms. Cunningham was named Chief Investment Officer of money market products in 2004 and is a Vice President of the Trust. She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson has been the Municipal Fund's portfolio manager since November 1996 and the Tax-Free Fund's portfolio manager since December 1989. Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Susan R. Hill Birth Date: June 20, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Susan R. Hill has been the Government Fund and Treasury Fund's portfolio manager since July 1993. Susan R. Hill is Vice President of the Trust. Ms. Hill joined Federated in 1990 and has been a Senior Portfolio Manager since 2003 and a Senior Vice President of the Fund's Adviser since 2005. Ms. Hill was a Portfolio Manager from 1994 until 2003 and served as Vice President of the Fund's Adviser from 1997 until 2004 and an Assistant Vice President of the Fund's Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Jeff A. Kozemchak Birth Date: January 15, 1960 VICE PRESIDENT Began serving: May 2004	Principal Occupations: Jeff A. Kozemchak is Vice President of the Trust. Mr. Kozemchak joined Federated in 1987 and has been a Senior Portfolio Manager since 1996 and a Senior Vice President of the Fund's Adviser since 1999. He was a Portfolio Manager until 1996 and a Vice President of the Fund's Adviser from 1993 to 1998. Mr. Kozemchak is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University in 1987.

Paige M. Wilhelm Birth Date: May 28, 1962 VICE PRESIDENT Began serving: August 2006	Principal Occupations: Paige M. Wilhelm is Vice President of the Trust. Ms. Wilhelm joined Federated in 1985 and has been a Senior Vice President of the Fund's Adviser since January 2006 and a Senior Portfolio Manager since January 2004. She is responsible for portfolio management and research in the fixed-income area concentrating on taxable money market instruments. Previous associations include Senior Credit Analyst, Federated Investors; Performance Analysis Supervisor; Performance Analyst, Federated Investment Counseling. Ms. Wilhelm is a member of the CFA Society of Pittsburgh and received her B.S. from Indiana University and her M.B.A. from Duquesne University.

Evaluation and Approval of Advisory Contracts - May 2008

GOVERNMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

MUNICIPAL OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME CASH OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME MANAGEMENT OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

PRIME VALUE OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

TREASURY OBLIGATIONS FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

During the year ending December 31, 2007, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies, if any, relating to securities held in the Funds' portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919809
Cusip 608919841
Cusip 60934N823
Cusip 60934N633
Cusip 60934N591
Cusip 60934N567

25717 (9/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	September 29, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	September 29, 2008